Schedule of Investments PIMCO Fixed Income SHares: Series C	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
American Airlines, Inc. 10.338% due 04/20/2028		$3,230	$3,333
SkyMiles IP Ltd. 9.076% due 10/20/2027		1,020	1,058
United Airlines, Inc. 9.182% (LIBOR03M + 3.750%) due 04/21/2028		3,036	3,045
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		2,186	1,927

Total Loan Participations and Assignments (Cost $9,524)			9,363

CORPORATE BONDS & NOTES 34.8%
BANKING & FINANCE 22.8%
American Assets Trust LP 3.375% due 02/01/2031		4,000	3,000
Ares Finance Co. LLC 3.250% due 06/15/2030		4,950	4,015
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	1,149
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6,141	5,189
Bank of America Corp. 3.419% due 12/20/2028 •		25,728	23,089
Barclays PLC 2.894% due 11/24/2032 •		6,900	5,197
BNP Paribas SA
1.904% due 09/30/2028 •		8,000	6,775
4.400% due 08/14/2028		14,700	13,675
4.500% due 02/25/2030 •(c)(d)		900	640
4.625% due 02/25/2031 •(c)(d)		1,900	1,354
Brookfield Finance, Inc. 3.500% due 03/30/2051		7,100	4,424
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,586
CI Financial Corp. 3.200% due 12/17/2030		3,200	2,430
Citigroup, Inc. 3.785% due 03/17/2033 •(e)		2,000	1,669
Cooperatieve Rabobank UA 4.655% due 08/22/2028 •		6,300	5,985
Credit Agricole SA 7.500% due 06/23/2026 •(c)(d)	GBP	100	115
Credit Suisse AG AT1 Claim ^		$10,000	1,050
Crown Castle, Inc. 4.300% due 02/15/2029		3,000	2,772
Deutsche Bank AG
2.129% due 11/24/2026 •(e)		1,400	1,267
2.311% due 11/16/2027 •		9,500	8,276
3.729% due 01/14/2032 •(e)		1,200	894
3.961% due 11/26/2025 •		9,000	8,696
5.625% due 05/19/2031 •	EUR	200	205
Extra Space Storage LP 5.500% due 07/01/2030		$7,500	7,258
Fairfax Financial Holdings Ltd. 4.230% due 06/14/2029	CAD	300	200
First American Financial Corp. 4.000% due 05/15/2030		$3,850	3,267
FleetBoston Financial Corp. 6.875% due 01/15/2028		2,120	2,220
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	357
2.748% due 06/14/2024	GBP	4,900	5,788
3.810% due 01/09/2024		$2,000	1,980
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,200	857
GLP Capital LP
4.000% due 01/15/2030		3,278	2,784
5.250% due 06/01/2025		2,450	2,402
5.300% due 01/15/2029		3,150	2,923
Goldman Sachs Group, Inc. 7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		20,000	20,328

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

Golub Capital BDC, Inc. 2.050% due 02/15/2027		4,000	3,372
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	2,873
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	3,700
5.875% due 09/28/2026 •(c)(d)	GBP	11,800	12,883
6.375% due 09/17/2024 •(c)		$1,200	1,162
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030		5,000	4,766
Kilroy Realty LP 3.050% due 02/15/2030		3,000	2,360
KKR Financial Holdings LLC 5.400% due 05/23/2033		9,000	8,116
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		2,000	1,186
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(c)(d)		7,100	6,651
Maple Grove Funding Trust 4.161% due 08/15/2051		8,000	5,002
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	3,740
Morgan Stanley
0.000% due 04/02/2032 þ(e)		7,000	4,144
3.591% due 07/22/2028 ~		9,000	8,216
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		3,000	2,513
Nordea Bank Abp
3.750% due 03/01/2029 •(c)(d)		5,850	4,268
6.625% due 03/26/2026 •(c)(d)		5,000	4,693
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		2,152	2,142
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		2,400	2,370
Sammons Financial Group, Inc. 3.350% due 04/16/2031		3,000	2,269
SMBC Aviation Capital Finance DAC 5.450% due 05/03/2028		3,600	3,482
Synchrony Financial 3.950% due 12/01/2027		1,100	968
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	180	197
5.744% due 04/13/2040		589	668
5.801% due 10/13/2040		6,529	7,459
Wells Fargo & Co.
2.879% due 10/30/2030 •		$10,000	8,329
3.350% due 03/02/2033 •		8,000	6,470
4.150% due 01/24/2029		5,400	4,961

			274,776

INDUSTRIALS 10.4%
Air Canada Pass-Through Trust
3.750% due 06/15/2029		1,987	1,822
5.000% due 06/15/2025		2,409	2,403
Aker BP ASA 2.000% due 07/15/2026		1,300	1,161
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		2,600	2,498
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,882	1,696
3.375% due 11/01/2028		5,150	4,600
3.575% due 07/15/2029		1,801	1,655
3.650% due 02/15/2029		2,402	2,180
3.700% due 04/01/2028		2,289	2,091
American Airlines, Inc.
5.500% due 04/20/2026		3,758	3,674
5.750% due 04/20/2029		1,700	1,583
Ashtead Capital, Inc. 4.250% due 11/01/2029		1,600	1,418
BAT International Finance PLC 5.931% due 02/02/2029		2,000	1,964
Bayer U.S. Finance LLC 4.375% due 12/15/2028		6,900	6,416
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,551	2,202
Canadian Pacific Railway Co. 4.200% due 11/15/2069		4,600	3,281
CDW LLC 2.670% due 12/01/2026		4,200	3,793
Charter Communications Operating LLC 5.125% due 07/01/2049		2,000	1,460
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		1,265	1,235
Dell International LLC 5.300% due 10/01/2029		1,000	971

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

Energy Transfer LP
3.750% due 05/15/2030		450	392
5.250% due 04/15/2029		11,400	10,936
EQM Midstream Partners LP 4.125% due 12/01/2026		800	741
Ferguson Finance PLC 3.250% due 06/02/2030		2,500	2,121
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,600	2,473
Imperial Brands Finance PLC 3.875% due 07/26/2029		$4,000	3,524
Las Vegas Sands Corp. 3.500% due 08/18/2026		4,750	4,326
Marvell Technology, Inc. 4.875% due 06/22/2028		5,500	5,258
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		400	330
Mileage Plus Holdings LLC 6.500% due 06/20/2027		1,500	1,488
MSCI, Inc.
3.250% due 08/15/2033		300	231
3.625% due 09/01/2030		200	168
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,890
4.345% due 09/17/2027		2,900	2,648
4.810% due 09/17/2030		700	604
Oracle Corp. 2.875% due 03/25/2031 (e)		2,100	1,716
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	1,100	1,278
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		$3,800	3,177
Trustees of the University of Pennsylvania 3.610% due 02/15/2119		6,500	4,132
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		452	430
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,295	3,553
2.875% due 04/07/2030		1,489	1,315
3.450% due 01/07/2030		1,538	1,371
4.000% due 10/11/2027		983	935
4.150% due 10/11/2025		863	852
5.875% due 04/15/2029		8,262	8,202
United Airlines, Inc. 4.625% due 04/15/2029		1,000	861
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		6,000	4,854
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030		1,300	1,130
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		1,600	1,359
Weir Group PLC 2.200% due 05/13/2026		3,400	3,057
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		1,400	1,317

			124,772

UTILITIES 1.6%
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		2,500	2,279
MidAmerican Energy Co. 4.250% due 05/01/2046		600	469
Pacific Gas & Electric Co.
3.300% due 12/01/2027		2,800	2,476
3.750% due 07/01/2028		1,800	1,599
3.950% due 12/01/2047		2,400	1,539
4.300% due 03/15/2045		700	475
4.500% due 07/01/2040		1,800	1,341
4.550% due 07/01/2030		3,400	3,007
5.250% due 03/01/2052		2,000	1,545
PacifiCorp 4.150% due 02/15/2050		1,800	1,267
Toledo Edison Co. 2.650% due 05/01/2028		4,584	3,921

			19,918

Total Corporate Bonds & Notes (Cost $480,954)			419,466

MUNICIPAL BONDS & NOTES 2.8%
CALIFORNIA 0.7%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.714% due 06/01/2041		8,200	5,767

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	4,000	2,488

		8,255

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	939	978

MICHIGAN 0.8%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	3,200	2,270
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	10,000	7,661

		9,931

NEW JERSEY 0.3%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,000	3,247

VIRGINIA 0.2%
University of Virginia Revenue Bonds, Series 2017 4.179% due 09/01/2117	870	649
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	4,300	2,483

		3,132

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	8,885	8,059

Total Municipal Bonds & Notes (Cost $43,091)		33,602

U.S. GOVERNMENT AGENCIES 53.1%
Freddie Mac 6.500% due 01/01/2038 - 10/01/2038	23	23
Ginnie Mae, TBA 2.500% due 11/01/2053	77,400	63,332
Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 09/01/2052	25,488	22,721
4.500% due 08/01/2039 - 11/01/2041	102	96
5.000% due 07/01/2053	73,583	69,486
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053	188,500	156,124
4.000% due 10/01/2053 - 11/01/2053	64,800	57,753
4.500% due 11/01/2053	133,200	122,346
5.000% due 10/01/2053 - 11/01/2053	80,000	75,498
5.500% due 11/01/2053	75,000	72,466

Total U.S. Government Agencies (Cost $655,991)		639,845

U.S. TREASURY OBLIGATIONS 10.1%
U.S. Treasury Bonds
2.000% due 11/15/2041 (h)	100,000	64,932
U.S. Treasury Inflation Protected Securities (b)
0.500% due 01/15/2028 (h)	61,965	57,131

Total U.S. Treasury Obligations (Cost $156,831)		122,063

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%
Angel Oak Mortgage Trust 1.581% due 09/25/2066 ~	2,223	1,726
Banc of America Funding Trust 4.436% due 01/20/2047 ^~	20	18
Bear Stearns Adjustable Rate Mortgage Trust
4.094% due 05/25/2034 «~	11	9
5.027% due 10/25/2033 «~	6	6
Bear Stearns ALT-A Trust 4.135% due 02/25/2036 ^~	249	170
Benchmark Mortgage Trust 6.363% due 07/15/2056 ~	6,500	6,579
BX Commercial Mortgage Trust 6.367% due 12/15/2038 •	3,700	3,626
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~	879	868
Citigroup Mortgage Loan Trust
5.988% due 09/25/2035 •	16	16
6.150% due 09/25/2035 •	32	31
Commercial Mortgage Trust 6.747% due 12/15/2038 •	9,700	9,089
Countrywide Alternative Loan Trust
5.834% due 05/25/2036 •	29	25

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

6.000% due 08/25/2034		2,782	2,696
Countrywide Home Loan Mortgage Pass-Through Trust 6.074% due 03/25/2035 •		48	39
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.274% due 07/25/2033 «~		1	1
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		2,477	2,268
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		5,034	4,631
2.691% due 03/25/2060 ~		5,345	5,247
4.991% due 08/25/2067 ~		1,773	1,723
DC Commercial Mortgage Trust 6.314% due 09/12/2040		1,100	1,099
Downey Savings & Loan Association Mortgage Loan Trust
5.726% due 07/19/2044 ~		194	178
5.962% due 08/19/2045 •		307	255
Eurosail PLC 6.288% due 06/13/2045 •	GBP	776	936
GreenPoint Mortgage Funding Trust 5.894% due 06/25/2045 •		$719	517
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.364% due 10/25/2033 «~		1	1
GS Mortgage Securities Corp. Trust 6.580% due 07/15/2035 •		1,298	981
GSR Mortgage Loan Trust
4.353% due 09/25/2035 ~		41	38
4.982% due 09/25/2035 ~		8	8
4.982% due 09/25/2035 «~		24	23
6.780% due 03/25/2033 «•		4	3
HarborView Mortgage Loan Trust
5.822% due 01/19/2038 •		71	62
6.119% due 06/20/2035 •		119	107
HomeBanc Mortgage Trust 5.954% due 01/25/2036 •		178	168
JP Morgan Chase Commercial Mortgage Securities Trust
5.929% due 04/15/2037 •		976	900
6.546% due 12/15/2036 •		100	77
JP Morgan Mortgage Trust
4.027% due 11/25/2033 «~		10	9
4.190% due 07/25/2035 ~		82	80
4.246% due 02/25/2035 «~		5	4
4.909% due 07/25/2035 «~		7	6
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ		2,502	2,328
Lux Trust 8.023% due 08/15/2028 •		4,500	4,527
MFA Trust
1.381% due 04/25/2065 ~		1,276	1,158
1.947% due 04/25/2065 ~		1,298	1,174
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~		5,000	3,637
Morgan Stanley Mortgage Loan Trust 5.317% due 08/25/2034 «~		157	146
Natixis Commercial Mortgage Securities Trust 6.397% due 08/15/2038 •		1,200	1,122
New York Mortgage Trust 1.670% due 08/25/2061 þ		4,959	4,518
OBX Trust 6.567% due 06/25/2063 þ		2,390	2,393
RCKT Mortgage Trust 6.808% due 09/25/2043 ~		1,000	1,000
Residential Accredit Loans, Inc. Trust 5.854% due 04/25/2046 •		700	196
Residential Mortgage Securities PLC 6.469% due 06/20/2070 •	GBP	5,801	7,095
Structured Adjustable Rate Mortgage Loan Trust 6.379% due 02/25/2034 ~		$11	10
Structured Asset Mortgage Investments Trust 6.054% due 09/25/2045 «•		247	221
Towd Point Mortgage Funding 6.509% due 07/20/2045 •	GBP	7,755	9,463
Towd Point Mortgage Trust 6.434% due 10/25/2059 •		$3,706	3,703
Verus Securitization Trust 6.665% due 09/25/2068 þ		9,700	9,692
WaMu Mortgage Pass-Through Certificates Trust
5.626% due 02/25/2046 •		233	203
6.054% due 01/25/2045 •		21	21
6.174% due 11/25/2034 •		358	334
Warwick Finance Residential Mortgages PLC 6.169% due 12/21/2049 •	GBP	602	736

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 5.995% due 10/25/2037 ~		$1,618	1,472

Total Non-Agency Mortgage-Backed Securities (Cost $104,705)			99,369

ASSET-BACKED SECURITIES 27.0%
AASET Trust 2.798% due 01/15/2047		5,367	4,609
ACE Securities Corp. Home Equity Loan Trust 6.214% due 04/25/2034 •		224	207
ACREC Ltd. 6.595% due 10/16/2036 •		1,947	1,916
AGL CLO Ltd. 6.788% due 07/20/2034 •		1,500	1,500
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.349% due 01/25/2035 •		2,325	2,244
6.454% due 01/25/2035 •		1,269	1,136
Apex Credit CLO Ltd. 6.649% due 09/20/2029 •		1,888	1,892
Apidos CLO 6.670% due 07/16/2031 •		5,600	5,597
Aqueduct European CLO DAC 4.345% due 07/20/2030 •	EUR	5,325	5,595
Arbor Realty Commercial Real Estate Notes Ltd. 6.797% due 11/15/2036 •		$7,600	7,503
Atlas Senior Loan Fund Ltd. 6.787% due 10/24/2031 •		6,200	6,189
Aurium CLO DAC 4.333% due 04/16/2030 •	EUR	6,788	7,099
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		$7,500	7,450
Bear Stearns Asset-Backed Securities Trust 6.169% due 09/25/2035 •		3,510	3,486
BlueMountain Fuji EUR CLO DAC
4.313% due 07/15/2030 •	EUR	4,879	5,126
4.493% due 04/15/2034 •		6,000	6,214
4.573% due 01/15/2033 •		7,550	7,828
BNPP AM Euro CLO DAC 4.263% due 04/15/2031 •		1,800	1,861
Cairn CLO DAC
4.314% due 04/30/2031 •		5,907	6,170
4.384% due 01/31/2030 •		4,706	4,918
Capital Automotive LLC 5.750% due 09/15/2053		$7,000	6,878
Cedar Funding CLO Ltd.
6.568% due 04/20/2031 •		10,000	9,976
6.588% due 01/20/2031 •		1,873	1,871
Centex Home Equity Loan Trust 6.074% due 10/25/2035 •		4,279	4,173
CLNC Ltd. 6.692% due 08/20/2035 •		369	368
Conseco Finance Corp. 6.530% due 02/01/2031 ~		868	754
Crestline Denali CLO Ltd. 6.747% due 10/23/2031 •		12,674	12,636
Cutwater Ltd. 6.790% due 01/15/2029 •		4,973	4,976
CVC Cordatus Loan Fund DAC 4.475% due 09/15/2031 •	EUR	4,487	4,661
ECAF Ltd.
3.473% due 06/15/2040		$112	68
4.947% due 06/15/2040		325	203
ECMC Group Student Loan Trust 6.179% due 02/27/2068 •		4,793	4,704
Gallatin CLO Ltd. 6.660% due 07/15/2031 •		8,880	8,855
GoldenTree Loan Management EUR CLO DAC 4.605% due 01/20/2032 •	EUR	3,200	3,322
Greywolf CLO Ltd. 6.773% due 01/27/2031 •		$6,600	6,591
GSAMP Trust 6.214% due 07/25/2045 •		1,243	1,200
Harvest CLO DAC 4.303% due 10/15/2031 •	EUR	7,485	7,761
Jubilee CLO DAC 4.645% due 12/15/2029 •		1,768	1,863
LCCM Trust 6.897% due 11/15/2038 •		$5,000	4,958
MACH Cayman Ltd. 3.474% due 10/15/2039		1,576	1,347
Madison Park Funding Ltd. 6.437% due 04/22/2027 •		3,380	3,375
Man GLG Euro CLO DAC
4.343% due 10/15/2030 •	EUR	2,012	2,114
4.535% due 12/15/2031 •		7,117	7,359

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

Marble Point CLO Ltd. 6.610% due 10/15/2030 •		$4,103	4,096
Merrill Lynch Mortgage Investors Trust 5.674% due 02/25/2037 •		140	42
METAL LLC 4.581% due 10/15/2042		1,719	1,059
Morgan Stanley ABS Capital, Inc. Trust 6.684% due 07/25/2037 •		7,000	5,812
Morgan Stanley Mortgage Loan Trust 6.154% due 04/25/2037 •		88	25
Navient Student Loan Trust 6.479% due 12/27/2066 •		10,556	10,520
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.319% due 09/25/2035 «•		35	34
OCP Euro CLO DAC 4.578% due 09/22/2034 •	EUR	7,200	7,512
OZLM Ltd. 6.688% due 10/20/2031 •		$2,000	1,997
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029		243	242
Palmer Square CLO Ltd. 0.000% due 10/20/2033 •(a)		10,700	10,700
Palmer Square European Loan Funding DAC 4.383% due 10/15/2031 •	EUR	5,549	5,779
Palmer Square Loan Funding Ltd. 6.370% due 10/15/2029 •		$6,118	6,091
PRET LLC
1.868% due 07/25/2051 þ		4,188	3,893
1.992% due 02/25/2061 þ		2,124	2,012
Progress Residential Trust 2.393% due 12/17/2040		2,078	1,747
PRPM LLC 3.720% due 02/25/2027 þ		3,235	3,109
Residential Asset Securities Corp. Trust
6.124% due 11/25/2035 •		664	654
6.154% due 01/25/2036 •		1,500	1,442
6.394% due 08/25/2035 •		4,910	4,800
Securitized Asset-Backed Receivables LLC Trust 6.214% due 02/25/2034 •		6,217	6,038
Segovia European CLO DAC 4.430% due 01/18/2031 •	EUR	919	962
Sound Point CLO Ltd.
6.507% due 01/23/2029 •		$4,131	4,130
6.593% due 07/25/2030 •		8,825	8,804
6.638% due 10/20/2028 •		918	919
Starwood Commercial Mortgage Trust 6.645% due 04/18/2038 •		7,800	7,645
Stonepeak ABS 2.301% due 02/28/2033		1,035	939
Structured Asset Investment Loan Trust 6.139% due 03/25/2034 •		1,466	1,416
Symphony CLO Ltd. 6.450% due 04/15/2028 •		1,458	1,460
Toro European CLO DAC 4.581% due 01/12/2032 •	EUR	2,500	2,602
Venture CLO Ltd.
6.450% due 04/15/2027 •		$8,905	8,903
6.488% due 10/20/2028 •		4,629	4,624
6.608% due 04/20/2029 •		5,891	5,891
Verizon Master Trust 5.350% due 09/22/2031		8,000	7,958
Vertical Bridge Holdings LLC 3.706% due 02/15/2057		2,000	1,561
WAVE LLC 3.597% due 09/15/2044		1,800	1,492

Total Asset-Backed Securities (Cost $342,591)			325,463

		SHARES
PREFERRED SECURITIES 3.1%
BANKING & FINANCE 3.1%
Bank of America Corp. 5.875% due 03/15/2028 •(c)		5,600,000	5,084
Capital Farm Credit ACA 5.000% due 03/15/2026 •(c)		4,700,000	4,240
Charles Schwab Corp.
4.000% due 12/01/2030 •(c)		5,000,000	3,532
5.000% due 12/01/2027 •(c)		5,000,000	3,833
CoBank ACB
4.250% due 01/01/2027 •(c)		2,000,000	1,592
6.450% due 10/01/2027 •(c)		5,500,000	5,191

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

MetLife Capital Trust 7.875% due 12/15/2067	600,000	622
Wells Fargo & Co. 5.900% due 06/15/2024 ~(c)	13,400,000	13,213

Total Preferred Securities (Cost $41,803)		37,307

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (f) 1.1%		13,580

Total Short-Term Instruments (Cost $13,580)		13,580

Total Investments in Securities (Cost $1,849,070)		1,700,058

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	6,481,223	63,004

Total Short-Term Instruments (Cost $63,010)		63,004

Total Investments in Affiliates (Cost $63,010)		63,004

Total Investments 146.3% (Cost $1,912,080)		$1,763,062
Financial Derivative Instruments (g)(i) 0.3%(Cost or Premiums, net $(9,153))		3,228
Other Assets and Liabilities, net (46.6)%		(561,414)

Net Assets 100.0%		$1,204,876

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Principal amount of security is adjusted for inflation.
(c)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)								Contingent convertible security.
(e)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.785%	03/17/2033	03/10/2022		$2,000	$1,669	0.14%
Deutsche Bank AG				2.129	11/24/2026	11/17/2020		1,400	1,267	0.11
Deutsche Bank AG				3.729	01/14/2032	01/11/2021		1,200	894	0.07
Morgan Stanley				0.000	04/02/2032	02/11/2020		6,142	4,144	0.34
Oracle Corp.				2.875	03/25/2031	06/22/2023		1,795	1,716	0.14

								$12,537	$9,690	0.80%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$2,980	U.S. Treasury Notes 5.000% due 08/31/2025			$(3,040)	$2,980	$2,980
SAL	5.270	09/29/2023	10/02/2023	10,600	U.S. Treasury Note/Bond 0.750% due 03/31/2026			(10,801)	10,600	10,605

Total Repurchase Agreements								$(13,841)	$13,580	$13,585

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(2,138) at a weighted average interest rate of 4.294%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures					$107.000	10/27/2023	61	$61	$(22)	$(29)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures					110.000	10/27/2023	61	61	(19)	(13)

Total Written Options									$(41)	$(42)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures				12/2023	1,376	$(278,914)		$1,456	$0	$(140)
U.S. Treasury 10-Year Ultra December Futures				12/2023	649	(72,399)		1,845	0	(152)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

Total Futures Contracts								$3,301		$0	$(292)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.748%		$3,700	$(140)	$157	$17	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.891		700	10	(7)	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.634		1,500	(7)	24	17	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.789	EUR	2,000	(8)	26	18	2	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.919		2,000	(12)	20	8	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.468		$3,500	(44)	84	40	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.202		5,800	(201)	213	12	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.215		3,400	(5)	25	20	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.268		1,400	(22)	35	13	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		400	3	3	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.844		1,400	32	(25)	7	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019		3,900	(9)	7	(2)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074		1,000	(2)	(1)	(3)	0	0

							$(405)	$561	$156	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index		1.000%	Quarterly	06/20/2028		$3,400	$43	$3	$46	$0	$(1)
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		17,200	221	(9)	212	0	(3)

							$264	$(6)	$258	$0	$(4)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	CAONREPO Index	4.000%	Semi-Annual	06/21/2025	CAD	743,000	$(8,667)	$(2,404)	$(11,071)	$413	$0

Total Swap Agreements							$(8,808)	$(1,849)	$(10,657)	$417	$(4)

(h)

Securities with an aggregate market value of $13,444 and cash of $9,801 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2023	AUD	75	$49	$0	$0
10/2023	CAD	11,546	8,483	0	(18)
12/2023	INR	2,373	28	0	0
BPS	10/2023	COP	2,866,123	719	21	0
10/2023	GBP	891	1,084	0	(3)
10/2023	$92,799	EUR	87,545	0	(243)
11/2023	AUD	217	$141	1	0
11/2023	EUR	84,607	89,768	207	0
11/2023	$1,084	GBP	891	3	0
12/2023	39	KRW	52,366	0	(1)
03/2024	IDR	648,019	$42	0	0
03/2024	$158	TWD	4,964	0	(1)
BRC	10/2023	1,083	GBP	891	4	0
01/2024	309	PLN	1,349	0	(1)
CBK	12/2023	120	KRW	157,935	0	(2)
GLM	10/2023	MXN	11,833	$686	8	0
03/2024	IDR	869,006	57	0	0
JPM	11/2023	$1	MXN	15	0	0
11/2023	76	ZAR	1,460	1	0
12/2023	INR	3,205	$38	0	0
12/2023	$138	TWD	4,375	0	(2)
MBC	10/2023	CAD	3,012	$2,243	25	0
10/2023	EUR	88,245	95,410	2,113	0
10/2023	GBP	36,340	45,716	1,378	0
10/2023	$10,766	CAD	14,558	0	(48)
10/2023	751	EUR	700	0	(11)
11/2023	CAD	14,552	$10,766	48	0
03/2024	$16	TWD	495	0	0
MYI	11/2023	106	ZAR	2,012	0	0
12/2023	71	TWD	2,223	0	(1)
03/2024	IDR	7,676,438	$499	2	0
SCX	12/2023	INR	3,414	41	0	0
12/2023	$74	TWD	2,340	0	(1)
03/2024	IDR	567,095	$37	0	0
SOG	03/2024	$168	TWD	5,278	0	(1)
TOR	10/2023	44,146	GBP	36,340	193	0
11/2023	GBP	36,340	$44,153	0	(193)
12/2023	INR	2,053	25	0	0
UAG	10/2023	AUD	143	92	0	0

Total Forward Foreign Currency Contracts	$4,004	$(526)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855%	10/19/2023	$5,400	$(19)	$(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	5,400	(19)	(51)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	6,200	(22)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	6,200	(22)	(60)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	6,200	(25)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	6,200	(24)	(75)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	6,300	(22)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	6,300	(22)	(67)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	3,600	(13)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	3,600	(13)	(18)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	5,400	(19)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	5,400	(19)	(56)

Total Written Options	$(239)	$(349)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2024	0.392%	$1,700	$(14)	$27	$13	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	400	(4)	0	0	(4)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.671	600	(5)	10	5	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	1,400	(12)	23	11	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.550	200	(3)	5	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756	2,000	5	10	15	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895	700	(2)	5	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145	500	(10)	7	0	(3)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	1,900	(20)	(2)	0	(22)

Total Swap Agreements							$(65)	$85	$49	$(29)

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments				$0		$9,363	$0		$9,363
Corporate Bonds & Notes
Banking & Finance				0		274,776	0		274,776
Industrials				0		124,772	0		124,772
Utilities				0		19,918	0		19,918
Municipal Bonds & Notes
California				0		8,255	0		8,255
Illinois				0		978	0		978
Michigan				0		9,931	0		9,931
New Jersey				0		3,247	0		3,247
Virginia				0		3,132	0		3,132
West Virginia				0		8,059	0		8,059
U.S. Government Agencies				0		639,845	0		639,845
U.S. Treasury Obligations				0		122,063	0		122,063
Non-Agency Mortgage-Backed Securities				0		98,940	429		99,369
Asset-Backed Securities				0		325,429	34		325,463
Preferred Securities
Banking & Finance				0		37,307	0		37,307
Short-Term Instruments
Repurchase Agreements				0		13,580	0		13,580

				$0		$1,699,595	$463		$1,700,058
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$63,004		$0	$0		$63,004

Total Investments				$63,004		$1,699,595	$463		$1,763,062

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2023 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	417	0	417
Over the counter	0	4,053	0	4,053

	$0	$4,470	$0	$4,470
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(338)	0	(338)
Over the counter	0	(904)	0	(904)

	$0	$(1,242)	$0	$(1,242)

Total Financial Derivative Instruments	$0	$3,228	$0	$3,228

Totals	$63,004	$1,702,823	$463	$1,766,290

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.2% ¤
CORPORATE BONDS & NOTES 44.3%
BANKING & FINANCE 24.7%
Ally Financial, Inc. 1.450% due 10/02/2023		$1,000	$1,000
American Tower Corp. 3.375% due 05/15/2024 (d)		1,200	1,181
Banco Santander SA 3.892% due 05/24/2024 (d)		1,000	985
Bank of America Corp. 0.976% due 04/22/2025 •		2,200	2,132
Barclays PLC
5.304% due 08/09/2026 •(d)		600	588
6.286% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	500	324
BNP Paribas SA 4.705% due 01/10/2025 •(d)		$1,600	1,592
Deutsche Bank AG 0.962% due 11/08/2023 (d)		1,100	1,093
Five Corners Funding Trust 4.419% due 11/15/2023		500	499
FS KKR Capital Corp. 1.650% due 10/12/2024 (d)		1,200	1,141
GA Global Funding Trust 1.250% due 12/08/2023 (d)		1,200	1,188
HSBC Holdings PLC 7.052% (US0003M + 1.380%) due 09/12/2026 ~(d)		2,070	2,089
LeasePlan Corp. NV 2.875% due 10/24/2024 (d)		2,100	2,021
Lloyds Banking Group PLC
4.716% due 08/11/2026 •(d)		1,000	973
5.520% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	1,000	645
QNB Finance Ltd. 6.909% (US0003M + 1.250%) due 03/21/2024 ~		$600	603
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024 (d)		300	296
Synchrony Financial 4.250% due 08/15/2024 (d)		600	586
UBS Group AG 4.488% due 05/12/2026 •(d)		700	678
VICI Properties LP 4.375% due 05/15/2025		300	290

			19,904

INDUSTRIALS 17.2%
Berry Global, Inc.
1.570% due 01/15/2026 (d)		600	543
4.875% due 07/15/2026 (d)		600	575
Boeing Co. 1.433% due 02/04/2024		200	197
Broadcom, Inc. 3.459% due 09/15/2026 (d)		900	845
Charter Communications Operating LLC 7.284% (US0003M + 1.650%) due 02/01/2024 ~(d)		1,400	1,405
DAE Funding LLC 1.550% due 08/01/2024 (d)		600	575
Hyundai Capital America 5.500% due 03/30/2026		800	790
Imperial Brands Finance PLC
3.125% due 07/26/2024 (d)		650	634
6.125% due 07/27/2027 (d)		1,100	1,098
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025		1,000	897
Renesas Electronics Corp. 1.543% due 11/26/2024 (d)		1,700	1,601
TD SYNNEX Corp. 1.250% due 08/09/2024 (d)		2,000	1,911
Transurban Queensland Finance Pty. Ltd. 6.169% (BBSW3M + 2.050%) due 12/16/2024 ~	AUD	1,500	974
Warnermedia Holdings, Inc. 3.638% due 03/15/2025 (d)		$700	675
Westinghouse Air Brake Technologies Corp.
4.150% due 03/15/2024 (d)		800	792

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2023 (Unaudited)

4.700% due 09/15/2028		300	282

			13,794

UTILITIES 2.4%
AES Corp. 1.375% due 01/15/2026 (d)		1,300	1,158
Pacific Gas & Electric Co.
2.950% due 03/01/2026 (d)		100	92
3.850% due 11/15/2023		100	100
4.950% due 06/08/2025 (d)		500	488
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025 (d)		100	97

			1,935

Total Corporate Bonds & Notes (Cost $36,922)			35,633

MUNICIPAL BONDS & NOTES 0.5%
PENNSYLVANIA 0.5%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 5.743% (US0003M + 0.130%) due 10/25/2036 ~		383	380

Total Municipal Bonds & Notes (Cost $378)			380

U.S. GOVERNMENT AGENCIES 8.5%
Freddie Mac 1.000% due 09/15/2044		1,417	1,173
Ginnie Mae
4.810% due 08/20/2061 •		1	1
5.889% due 10/20/2037 •		18	18
Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053		6,000	5,661

Total U.S. Government Agencies (Cost $7,236)			6,853

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.1%
Banc of America Funding Trust 6.496% due 09/20/2034 «~		12	11
Bear Stearns Adjustable Rate Mortgage Trust
3.900% due 01/25/2034 ~		3	3
4.834% due 04/25/2033 «~		9	9
5.855% due 11/25/2034 ~		16	14
BWAY Mortgage Trust 6.697% due 09/15/2036 •		1,000	938
BX Trust 6.146% due 01/15/2034 •		1,085	1,070
Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •		893	814
7.780% due 10/25/2035 •		2	2
Credit Suisse First Boston Mortgage Securities Corp.
4.405% due 06/25/2033 «~		5	5
6.500% due 04/25/2033 «		12	11
DROP Mortgage Trust 6.596% due 10/15/2043 •		1,000	934
Extended Stay America Trust 6.526% due 07/15/2038 •		1,236	1,226
GCAT Trust
1.348% due 05/25/2066 ~		523	421
1.503% due 05/25/2066 ~		523	416
GCT Commercial Mortgage Trust 6.247% due 02/15/2038 •		200	158
Gemgarto PLC 5.809% due 12/16/2067 •	GBP	723	878
GS Mortgage Securities Corp. Trust 8.733% due 08/15/2039 •		$1,200	1,200
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		421	384
5.000% due 02/25/2052 •		1,253	1,144
GSR Mortgage Loan Trust
4.353% due 09/25/2035 ~		2	2
7.884% due 08/25/2033 «•		29	27
Impac CMB Trust
6.074% due 03/25/2035 •		121	106
6.434% due 07/25/2033 «•		34	33
InTown Mortgage Trust 7.821% due 08/15/2039 •		400	401
JP Morgan Chase Commercial Mortgage Securities Trust 6.830% due 12/15/2031 •		317	271
JP Morgan Mortgage Trust
4.246% due 02/25/2035 «~		1	1
4.490% due 02/25/2034 «~		8	8
5.188% due 04/25/2035 «~		9	8
5.230% due 09/25/2034 «~		5	4

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2023 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.927% due 06/15/2030 •		5	4
6.019% due 10/20/2029 •		5	5
Merrill Lynch Mortgage Investors Trust
4.152% due 02/25/2035 ~		48	44
5.894% due 04/25/2029 •		2	2
6.074% due 10/25/2028 «•		1	1
MFA Trust
1.131% due 07/25/2060 ~		562	486
1.381% due 04/25/2065 ~		128	116
Morgan Stanley Mortgage Loan Trust 5.837% due 11/25/2034 «~		1	1
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		167	154
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		301	267
3.500% due 12/25/2057 ~		529	495
NYO Commercial Mortgage Trust 6.542% due 11/15/2038 •		1,000	894
OBX Trust 6.520% due 07/25/2063 þ		390	391
Prime Mortgage Trust 5.834% due 02/25/2034 •		2	2
RESIMAC Bastille Trust 6.083% due 02/03/2053 •		414	411
Sequoia Mortgage Trust
6.142% due 10/19/2026 «•		21	20
6.199% due 10/20/2027 «•		3	3
SLM Student Loan Trust
6.066% due 04/25/2049		116	115
7.016% due 10/25/2023		179	179
Stratton Mortgage Funding PLC 6.059% due 07/20/2060 •	GBP	123	150
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		$3	2
6.022% due 07/19/2034 «•		13	12
6.102% due 09/19/2032 •		3	2
Thornburg Mortgage Securities Trust
3.901% due 04/25/2045 «~		8	7
6.074% due 09/25/2043 •		3	2
Towd Point Mortgage Funding 6.304% due 10/20/2051 •	GBP	158	193
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$291	269
3.750% due 05/25/2058 ~		565	536
6.434% due 05/25/2058 •		371	374
6.434% due 10/25/2059 •		339	339
Trinity Square PLC 6.000% due 07/15/2059 •	GBP	1,381	1,683
WaMu Mortgage Pass-Through Certificates Trust
5.704% due 12/25/2045 •		$72	67
6.014% due 10/25/2045 •		11	10
6.026% due 06/25/2042 •		2	2
6.174% due 11/25/2034 •		29	27
6.234% due 06/25/2044 •		10	9

Total Non-Agency Mortgage-Backed Securities (Cost $19,195)			17,773

ASSET-BACKED SECURITIES 35.9%
522 Funding CLO Ltd. 6.628% due 10/20/2031 •		600	598
Amortizing Residential Collateral Trust 6.434% due 10/25/2034 •		122	119
Apex Credit CLO Ltd. 6.649% due 09/20/2029 •		324	324
Apidos CLO 6.500% due 07/17/2030 •		373	372
Bear Stearns Asset-Backed Securities Trust
6.234% due 10/27/2032 •		16	16
6.559% due 03/25/2035 •		382	377
6.634% due 01/25/2045 «•		47	47
Blackrock European CLO DAC 4.283% due 10/15/2031 •	EUR	2,000	2,079
BXMT Ltd. 6.847% due 11/15/2037 •		$906	874
Carlyle Euro CLO DAC 4.363% due 01/15/2031 •	EUR	796	826
Carlyle Global Market Strategies Euro CLO DAC 4.531% due 11/15/2031 •		700	727
Carlyle U.S. CLO Ltd. 6.588% due 04/20/2031 •		$1,294	1,289
CBAM Ltd. 6.708% due 10/20/2029 •		656	656
Chase Funding Trust 6.174% due 10/25/2032 •		37	36

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2023 (Unaudited)

Countrywide Asset-Backed Certificates Trust 4.499% due 05/25/2036 •		244	239
Delta Funding Home Equity Loan Trust 6.267% due 09/15/2029 «•		4	4
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		934	790
Finance America Mortgage Loan Trust 6.259% due 08/25/2034 •		90	84
First Franklin Mortgage Loan Trust 5.754% due 04/25/2036 •		912	871
GM Financial Consumer Automobile Receivables Trust 5.933% due 03/16/2026 •		534	534
GoldenTree Loan Management U.S. CLO Ltd. 6.498% due 11/20/2030 •		1,177	1,175
GSAMP Trust 5.954% due 06/25/2036 •		438	416
Halseypoint CLO Ltd. 6.688% due 07/20/2031 •		849	848
Harvest CLO DAC 1.040% due 07/15/2031	EUR	400	390
HERA Commercial Mortgage Ltd. 6.495% due 02/18/2038 •		$776	752
Jubilee CLO DAC 4.273% due 04/15/2030 •	EUR	1,200	1,253
LCM LP 6.628% due 10/20/2027 •		$2	2
LCM Ltd. 6.668% due 04/20/2031 •		250	249
MF1 Ltd.
6.525% due 10/16/2036 •		100	98
7.147% due 11/15/2035 •		312	311
MF1 Multifamily Housing Mortgage Loan Trust 6.297% due 07/15/2036 •		334	332
MidOcean Credit CLO 6.661% due 01/29/2030 •		693	694
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		468	414
1.690% due 05/15/2069		826	736
New Century Home Equity Loan Trust 6.364% due 11/25/2034 •		528	507
NovaStar Mortgage Funding Trust 6.094% due 01/25/2036 •		387	378
OCP Euro CLO DAC 4.578% due 09/22/2034 •	EUR	500	522
Palmer Square European Loan Funding DAC 4.443% due 04/15/2031 •		236	247
PFP Ltd. 6.446% due 08/09/2037 •		$766	758
PRET LLC
1.992% due 02/25/2061 þ		319	302
2.487% due 07/25/2051 þ		521	497
RAAC Trust 5.984% due 01/25/2046 •		385	380
Securitized Asset-Backed Receivables LLC Trust 6.109% due 01/25/2035 •		280	263
SMB Private Education Loan Trust
6.047% due 03/17/2053 •		107	105
6.284% due 09/15/2054 •		2,679	2,637
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		56	53
TCW CLO Ltd. 6.583% due 04/25/2031 •		1,231	1,228
Toro European CLO DAC 4.581% due 01/12/2032 •	EUR	500	520
Towd Point Asset Trust 6.139% due 11/20/2061 •		$262	258
Venture CLO Ltd.
6.608% due 04/20/2029 •		193	193
6.688% due 01/20/2029 •		242	242

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2023 (Unaudited)

Voya CLO Ltd. 6.570% due 10/15/2030 •		1,236	1,233

Total Asset-Backed Securities (Cost $30,379)			28,855

SOVEREIGN ISSUES 2.0%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024 (b)	BRL	8,400	1,625

Total Sovereign Issues (Cost $1,656)			1,625

SHORT-TERM INSTRUMENTS 4.9%
REPURCHASE AGREEMENTS (c) 0.8%			650

U.S. TREASURY BILLS 4.1%
5.406% due 10/17/2023 - 11/21/2023 (a)(b)		$3,300	3,283

Total Short-Term Instruments (Cost $3,933)			3,933

Total Investments in Securities (Cost $99,699)			95,052

		SHARES
INVESTMENTS IN AFFILIATES 16.5%
SHORT-TERM INSTRUMENTS 16.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.5%
PIMCO Short-Term Floating NAV Portfolio III		1,364,963	13,269

Total Short-Term Instruments (Cost $13,270)			13,269

Total Investments in Affiliates (Cost $13,270)			13,269

Total Investments 134.7% (Cost $112,969)			$108,321
Financial Derivative Instruments (e)(f) 0.4% (Cost or Premiums, net $(191))			304
Other Assets and Liabilities, net (35.1)%			(28,184)

Net Assets 100.0%			$80,441

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$650	U.S. Treasury Notes 5.000% due 08/31/2025	$(663)	$650	$650

Total Repurchase Agreements	$(663)	$650	$650

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	5.600%	07/28/2023	TBD(3)	$(8,477)	$(8,564)
5.750	07/28/2023	TBD(3)	(1,077)	(1,089)
NOM	5.500	07/28/2023	TBD(3)	(1,215)	(1,227)
RDR	5.500	07/28/2023	TBD(3)	(1,906)	(1,925)
SOG	5.490	07/28/2023	TBD(3)	(1,126)	(1,137)
5.500	07/28/2023	TBD(3)	(2,576)	(2,603)
5.570	07/28/2023	TBD(3)	(3,417)	(3,452)
TDM	5.490	07/28/2023	TBD(3)	(2,597)	(2,623)
5.510	07/28/2023	TBD(3)	(1,254)	(1,266)

Total Reverse Repurchase Agreements	$(23,886)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (17.7)%
Uniform Mortgage-Backed Security, TBA	4.000%	10/01/2053	$16,000	$(14,691)	$(14,246)

Total Short Sales (17.7)%	$(14,691)	$(14,246)

(d)	Securities with an aggregate market value of $25,266 and cash of $11 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(39,519) at a weighted average interest rate of 5.028%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2023	422	$85,539	$(229)	$43	$0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	27	$(6,440)	$20	$0	$(2)
U.S. Treasury 5-Year Note December Futures	12/2023	93	(9,795)	92	0	(14)
U.S. Treasury 10-Year Note December Futures	12/2023	18	(1,944)	12	0	(4)
U.S. Treasury 10-Year Ultra December Futures	12/2023	77	(8,590)	269	0	(18)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	7	(833)	47	0	(3)

$440	$0	$(41)

Total Futures Contracts	$211	$43	$(41)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-40 5-Year Index	(1.000)%	Quarterly	06/20/2028	$1,700	$(9)	$(14)	$(23)	$0	$0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028	12,900	(165)	6	(159)	2	0

$(174)	$(8)	$(182)	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	09/20/2033	AUD	2,700	$(17)	$(18)	$(35)	$0	$(11)

Total Swap Agreements	$(191)	$(26)	$(217)	$2	$(11)

Cash of $945 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	10/2023	EUR	6,192	$6,750	$204	$0
10/2023	GBP	2,211	2,804	107	0
10/2023	$6,562	EUR	6,192	0	(15)
11/2023	EUR	6,192	$6,570	15	0
BRC	10/2023	GBP	851	1,078	39	0
DUB	10/2023	JPY	183,592	1,235	6	0
11/2023	$1,235	JPY	182,722	0	(6)
JPM	01/2024	BRL	8,400	$1,679	26	0
MYI	10/2023	$662	GBP	539	0	(5)
SCX	10/2023	1,160	JPY	168,076	0	(35)
11/2023	116	AUD	176	0	(2)
TOR	10/2023	JPY	110,555	$742	2	0
10/2023	$3,069	GBP	2,523	12	(3)
10/2023	898	JPY	131,346	0	(20)
11/2023	GBP	2,340	$2,843	0	(12)
11/2023	$741	JPY	110,027	0	(2)

Total Forward Foreign Currency Contracts	$411	$(100)

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$19,904	$0	$19,904
Industrials	0	13,794	0	13,794
Utilities	0	1,935	0	1,935
Municipal Bonds & Notes
Pennsylvania	0	380	0	380
U.S. Government Agencies	0	6,853	0	6,853
Non-Agency Mortgage-Backed Securities	0	17,610	163	17,773
Asset-Backed Securities	0	28,804	51	28,855
Sovereign Issues	0	1,625	0	1,625
Short-Term Instruments
Repurchase Agreements	0	650	0	650
U.S. Treasury Bills	0	3,283	0	3,283

	$0	$94,838	$214	$95,052
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,269	$0	$0	$13,269

Total Investments	$13,269	$94,838	$214	$108,321

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(14,246)	$0	$(14,246)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	45	0	45
Over the counter	0	411	0	411

	$0	$456	$0	$456
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(52)	0	(52)
Over the counter	0	(100)	0	(100)

	$0	$(152)	$0	$(152)

Total Financial Derivative Instruments	$0	$304	$0	$304

Totals	$13,269	$80,896	$214	$94,379

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Fixed Income SHares: Series M	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		$8,559	$7,532

Total Loan Participations and Assignments (Cost $8,549)			7,532

CORPORATE BONDS & NOTES 18.2%
BANKING & FINANCE 12.6%
American Tower Corp.
5.250% due 07/15/2028		2,600	2,513
5.550% due 07/15/2033		1,100	1,049
Antares Holdings LP 7.950% due 08/11/2028		7,550	7,513
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		243	205
4.250% due 04/15/2026		4,600	4,325
Barclays PLC 4.972% due 05/16/2029 •		3,100	2,898
BGC Partners, Inc. 8.000% due 05/25/2028		4,300	4,237
Blue Owl Capital Corp. 2.875% due 06/11/2028		9,700	7,985
BPCE SA 4.625% due 07/11/2024		14,300	14,030
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,586
CI Financial Corp. 4.100% due 06/15/2051		5,000	2,899
Citigroup, Inc.
2.976% due 11/05/2030 •		15,000	12,568
3.785% due 03/17/2033 •(g)		5,000	4,173
Constellation Insurance, Inc. 6.800% due 01/24/2030		6,300	5,619
Credit Suisse AG AT1 Claim ^		5,500	577
Deutsche Bank AG 5.625% due 05/19/2031 •	EUR	900	924
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		$2,000	1,512
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		4,000	3,796
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	186
4.134% due 08/04/2025		1,000	949
6.950% due 03/06/2026		4,500	4,497
FS KKR Capital Corp. 2.625% due 01/15/2027		9,000	7,713
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		4,500	4,149
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,280
4.583% due 06/19/2029 •		3,400	3,145
Invitation Homes Operating Partnership LP 4.150% due 04/15/2032		1,101	948
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	5,519
4.300% due 02/01/2061		4,000	2,372
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(e)(f)		6,000	5,621
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	3,740
Morgan Stanley 0.000% due 04/02/2032 þ(g)		8,000	4,736
Sabra Health Care LP 3.900% due 10/15/2029		4,600	3,824
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,000	1,813
Societe Generale SA 6.691% due 01/10/2034 •		3,100	3,013
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	94	106
5.744% due 04/13/2040		589	669
5.801% due 10/13/2040		644	735

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

Trustage Financial Group, Inc. 4.625% due 04/15/2032		$5,300	4,382
UBS AG 5.125% due 05/15/2024 (f)		4,700	4,640
Wells Fargo & Co.
3.350% due 03/02/2033 •		7,000	5,661
3.584% due 05/22/2028 •		600	550
4.150% due 01/24/2029		1,600	1,470

			152,127

INDUSTRIALS 3.9%
Air Canada 4.625% due 08/15/2029	CAD	900	585
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$2,677	2,571
American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,861	4,175
3.375% due 11/01/2028		4,744	4,238
3.500% due 08/15/2033		486	396
4.000% due 01/15/2027		898	852
Bacardi Ltd. 4.700% due 05/15/2028		1,000	952
BAT Capital Corp. 6.343% due 08/02/2030		1,800	1,774
Bowdoin College 4.693% due 07/01/2112		6,600	4,958
CVS Pass-Through Trust 7.507% due 01/10/2032		4,463	4,575
Energy Transfer LP 4.200% due 04/15/2027		300	283
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,180
4.317% due 12/30/2039		2,800	1,930
Marvell Technology, Inc. 4.875% due 06/22/2028		6,650	6,357
Mundys SpA 1.875% due 02/12/2028	EUR	400	366
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		$3,100	2,675
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2023 (d)(e)		46	1
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,528
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	90
3.375% due 06/18/2026	GBP	100	112
5.750% due 10/15/2027		200	232
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		$3,800	3,177
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,667	2,480
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		1,500	1,274

			47,761

UTILITIES 1.7%
FORESEA Holding SA 7.500% due 06/15/2030		27	25
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		2,600	2,282
Pacific Gas & Electric Co.
3.150% due 01/01/2026		3,200	2,977
3.450% due 07/01/2025		1,300	1,234
4.500% due 07/01/2040		1,500	1,118
4.550% due 07/01/2030		1,300	1,150
4.750% due 02/15/2044		3,000	2,221
System Energy Resources, Inc. 6.000% due 04/15/2028		1,900	1,860
Texas Electric Market Stabilization Funding N LLC 5.167% due 02/01/2052		7,700	7,090

			19,957

Total Corporate Bonds & Notes (Cost $253,138)			219,845

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 1.6%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050		13,680	12,434
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040		3,500	3,896

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	4,800	2,986

		19,316

NEW JERSEY 0.3%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,800	3,766

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	600	620

VIRGINIA 0.2%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,600	3,233

Total Municipal Bonds & Notes (Cost $32,892)		26,935

U.S. GOVERNMENT AGENCIES 54.0%
Fannie Mae
3.920% due 12/01/2034 •	20	20
3.973% due 11/01/2032 •	5	4
4.123% due 10/01/2032 •	1	1
4.220% due 09/01/2027 •	10	9
4.316% due 01/01/2033 •	11	11
4.564% due 05/25/2042 ~	6	6
4.837% due 03/25/2041 ~	5	5
5.098% due 05/01/2033 •	18	18
5.965% due 09/01/2032 •	1	1
6.500% due 07/18/2027	4	4
Freddie Mac
2.955% due 08/01/2032 •	14	13
4.000% due 11/01/2047	8	7
4.375% due 01/01/2032 - 10/01/2032 •	17	17
4.625% due 10/01/2032 •	36	35
5.052% due 02/01/2033 •	10	10
5.878% due 08/15/2029 - 12/15/2031 •	6	6
5.928% due 09/15/2030 •	1	1
5.978% due 03/15/2032 •	2	1
6.000% due 12/15/2028	55	55
6.078% due 02/15/2024 •	9	9
6.125% due 08/01/2029 •	1	1
7.000% due 04/01/2029 - 03/01/2030	5	5
7.500% due 08/15/2030	12	12
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 09/20/2025 - 08/20/2026 ~	2	2
2.625% due 07/20/2027 - 07/20/2029 •	10	10
2.750% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2026 ~	2	2
2.750% due 10/20/2027 •	2	2
3.000% due 09/20/2027 •	1	1
3.625% (H15T1Y + 1.500%) due 01/20/2026 ~	1	1
3.625% due 01/20/2027 - 03/20/2032 •	30	28
3.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	2	2
3.875% due 04/20/2027 - 06/20/2032 •	14	14
4.000% (H15T1Y + 1.500%) due 06/20/2025 ~	1	1
Ginnie Mae, TBA 2.500% due 10/01/2053 - 11/01/2053	350,900	286,978
Uniform Mortgage-Backed Security
3.000% due 01/01/2046 - 11/01/2051	49,026	40,632
3.500% due 05/01/2047	106	93
4.000% due 12/01/2044 - 09/01/2052	73,016	65,078
5.000% due 11/01/2033 - 07/01/2053	24,528	23,162
6.500% due 12/01/2028	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053	8,500	7,040
4.500% due 11/01/2053	140,000	128,592
5.000% due 10/01/2053 - 11/01/2053	108,000	101,930
Vendee Mortgage Trust 6.500% due 09/15/2024	28	27

Total U.S. Government Agencies (Cost $672,975)		653,847

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.8%
Adjustable Rate Mortgage Trust
3.650% due 01/25/2036 ^«~	10	9
4.461% due 02/25/2036 ^~	80	57
4.510% due 11/25/2035 ^~	65	47
American Home Mortgage Assets Trust
5.546% due 11/25/2046 •	475	145
5.644% due 10/25/2046 •	351	187
5.814% due 09/25/2046 ^•	333	314
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	2,421	2,342

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^		71	58
Banc of America Funding Trust
3.806% due 09/20/2046 ^~		38	33
4.078% due 08/27/2036 ~		6,740	6,263
4.459% due 09/20/2047 ^~		79	66
4.606% due 04/20/2035 ^~		46	40
4.757% due 02/20/2036 ~		80	74
5.500% due 03/25/2036 ^«		7	5
5.819% due 10/20/2036 •		76	60
5.831% due 04/25/2037 ~		388	321
5.854% due 04/25/2037 ^•		61	50
6.039% due 05/20/2047 •		28	25
6.234% due 05/25/2037 ^•		58	49
Banc of America Mortgage Trust
4.170% due 02/25/2034 «~		69	65
4.350% due 05/25/2035 ^~		202	176
5.235% due 07/25/2035 ^~		6	6
5.500% due 09/25/2035 ^«		155	126
5.500% due 05/25/2037 ^«		69	50
BCAP LLC Trust
3.587% due 07/26/2036 ~		15	13
3.856% due 03/26/2037 ~		58	46
4.055% due 03/27/2037 ~		223	181
5.734% due 05/25/2047 ^•		28	26
5.874% due 05/25/2047 ^•		180	168
6.734% due 09/25/2047 •		51	44
7.834% due 10/25/2047 •		9,289	7,180
Bear Stearns Adjustable Rate Mortgage Trust
3.653% due 05/25/2034 «~		18	16
3.881% due 05/25/2047 ^~		89	79
4.021% due 02/25/2034 «~		26	23
4.217% due 01/25/2035 «~		6	5
4.241% due 03/25/2035 ~		24	21
4.575% due 06/25/2035 ^«~		1	1
4.640% due 02/25/2036 ^~		36	32
4.706% due 11/25/2034 ~		36	34
4.827% due 01/25/2034 ~		27	26
5.208% due 10/25/2035 ~		24	22
5.481% due 08/25/2035 «~		4	4
6.662% due 12/25/2046 ^•		304	246
7.670% due 10/25/2035 •		153	142
Bear Stearns ALT-A Trust
3.918% due 02/25/2036 ^~		18	15
3.969% due 05/25/2036 ^~		295	148
4.027% due 08/25/2036 ^~		229	158
4.034% due 11/25/2036 ^~		76	35
4.135% due 02/25/2036 ^~		178	121
4.275% due 01/25/2036 ~		2,055	1,835
4.398% due 05/25/2035 ~		41	39
4.850% due 06/25/2034 ~		913	781
4.896% due 07/25/2035 ^~		333	234
5.874% due 04/25/2036 ^•		65	56
Bear Stearns Asset-Backed Securities Trust 5.638% due 03/25/2036 ^•		183	51
Bear Stearns Mortgage Funding Trust 5.814% due 01/25/2037 •		49	44
Bear Stearns Structured Products, Inc. Trust 4.710% due 01/26/2036 ^~		305	222
Benchmark Mortgage Trust 2.952% due 08/15/2057		4,565	3,891
Bruegel DAC 4.616% due 05/22/2031 •	EUR	5,441	5,428
BX Trust 6.430% due 05/15/2035 •		$4,000	3,970
Cascade Funding Mortgage Trust 2.800% due 06/25/2069 ~		900	875
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063 «~		6,550	5,545
Chase Mortgage Finance Trust
3.848% due 03/25/2037 ^~		20	18
4.099% due 03/25/2037 ^~		36	33
4.376% due 09/25/2036 ^~		636	534
6.000% due 05/25/2037 ^		96	44
ChaseFlex Trust
5.000% due 07/25/2037 ^		71	23
5.734% due 07/25/2037 •		118	97
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.188% due 08/25/2037 ^þ		22	17
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.664% due 10/25/2035 •		564	516
CIM Trust 5.500% due 08/25/2064 ~		18,256	17,859
Citigroup Mortgage Loan Trust
3.674% due 10/25/2046 ^~		77	68
3.675% due 12/25/2035 ^~		65	41

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

3.823% due 09/25/2037 «~	14	14
3.856% due 03/25/2037 ^~	40	34
4.388% due 07/25/2037 ^~	378	327
4.510% due 09/25/2037 ^~	224	197
5.282% due 08/25/2035 ~	6	6
5.500% due 12/25/2035	109	57
5.874% due 01/25/2037 •	1,432	1,207
5.913% due 08/25/2035 «~	174	166
6.250% due 11/25/2037 ~	93	41
6.470% due 11/25/2035 •	10	10
7.780% due 10/25/2035 •	39	36
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	4,266	3,642
6.000% due 06/25/2037	2,664	2,274
6.500% due 06/25/2037 ^	73	64
Commercial Mortgage Trust
2.315% due 02/10/2037 ~	450	421
3.545% due 02/10/2036	1,667	1,516
Community Program Loan Trust 4.500% due 04/01/2029	8	8
Countrywide Alternative Loan Resecuritization Trust
3.192% due 08/25/2037 ^~	46	22
6.000% due 08/25/2037 ^~	49	24
Countrywide Alternative Loan Trust
3.840% due 05/25/2036 ~	14	11
3.843% due 11/25/2035 ^~	51	44
4.093% due 06/25/2037 ^~	46	41
4.141% due 08/25/2035 ~	114	106
4.856% due 07/25/2035 •	24	20
5.500% due 05/25/2035 ^•	1,344	1,147
5.500% due 11/25/2035	73	44
5.500% due 02/25/2036 ^	46	27
5.619% due 02/20/2047 ^•	789	601
5.626% due 02/25/2036 •	243	218
5.649% due 07/20/2046 ^•	24	19
5.714% due 08/25/2037 •	327	285
5.750% due 07/25/2037 ^	13	8
5.750% due 04/25/2047 ^	96	51
5.784% due 11/25/2036 •	3,693	3,037
5.794% due 11/25/2036 •	29	33
5.794% due 05/25/2047 •	608	512
5.814% due 07/25/2046 ^•	34	33
5.814% due 09/25/2046 ^•	183	169
5.874% due 05/25/2035 •	810	738
5.876% due 11/25/2047 ^•	474	382
5.916% due 11/20/2035 •	4,221	3,595
5.934% due 06/25/2035 •	68	59
5.954% due 07/25/2035 •	72	62
5.954% due 12/25/2035 •	488	427
6.000% due 12/25/2034	44	38
6.000% due 03/25/2036 ^	145	64
6.000% due 08/25/2036 ^•	46	27
6.000% due 08/25/2036 ^	445	262
6.000% due 02/25/2037 ^	376	162
6.000% due 04/25/2037 ^	59	32
6.000% due 04/25/2037	6,741	5,561
6.000% due 05/25/2037 ^	329	150
6.000% due 08/25/2037 ^•	337	171
6.006% due 11/25/2047 ^•	1,316	1,061
6.054% due 08/25/2035 ^•	77	67
6.250% due 11/25/2036 ^	58	43
6.444% due 03/25/2037 ^•	84	45
6.500% due 05/25/2036 ^	1,257	628
6.500% due 12/25/2036 ^	59	26
6.500% due 08/25/2037 ^	340	141
6.894% due 11/25/2035 •	616	555
Countrywide Asset-Backed Certificates Trust 5.934% due 03/25/2036 •	1,149	1,126
Countrywide Home Loan Mortgage Pass-Through Trust
0.000% due 06/25/2034 «~	359	326
3.612% due 05/20/2036 ^~	83	77
3.710% due 10/20/2035 «~	2	2
3.754% due 02/20/2036 ~	117	102
3.861% due 11/25/2034 ~	36	32
3.892% due 01/25/2036 ^~	24	22
3.938% due 05/20/2036 ~	27	25
4.049% due 11/25/2037 ~	80	71
4.931% due 08/25/2034 ~	1,965	1,884
5.500% due 07/25/2037 ^	227	99
5.750% due 12/25/2035 ^	59	29
5.894% due 05/25/2035 •	45	35
5.974% due 02/25/2035 •	7	6
6.000% due 02/25/2037 ^	207	97
6.000% due 03/25/2037 ^	79	34
6.000% due 07/25/2037	161	68
6.054% due 03/25/2035 •	151	128

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

6.084% due 08/25/2034 ^~		19	17
6.114% due 03/25/2036 «•		11	2
6.174% due 02/25/2035 •		187	159
6.214% due 02/25/2035 •		159	135
6.500% due 11/25/2036 ^		551	185
7.884% due 02/20/2036 ^•		9	8
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035 ^		34	32
Credit Suisse First Boston Mortgage Securities Corp.
5.823% due 03/25/2032 ~		7	6
6.584% due 09/25/2034 ^•		22	29
Credit Suisse Mortgage Capital Certificates
3.500% due 04/26/2038 ~		107	103
3.904% due 04/28/2037 ~		155	141
Credit Suisse Mortgage Capital Trust
1.756% due 10/25/2066 ~		9,149	7,422
1.796% due 12/27/2060 ~		3,303	3,090
3.431% due 11/10/2032		1,200	988
DBGS Mortgage Trust 6.842% due 10/15/2036 •		1,000	933
Deephaven Residential Mortgage Trust 0.899% due 04/25/2066 ~		3,242	2,781
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.814% due 08/25/2047 •		181	158
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.734% due 04/25/2037 •		191	128
Deutsche Mortgage & Asset Receiving Corp. 4.103% due 11/27/2036 •		51	51
Downey Savings & Loan Association Mortgage Loan Trust 6.082% due 07/19/2045 ^«•		3	1
Eurosail PLC 6.288% due 06/13/2045 •	GBP	1,625	1,958
First Horizon Alternative Mortgage Securities Trust
4.818% due 01/25/2036 ^~		$129	69
6.111% due 04/25/2036 ^~		49	41
First Horizon Mortgage Pass-Through Trust 5.953% due 11/25/2037 ^~		15	12
GCT Commercial Mortgage Trust 6.247% due 02/15/2038 •		5,120	4,044
GMAC Mortgage Corp. Loan Trust 3.352% due 11/19/2035 ^«~		82	68
GreenPoint Mortgage Funding Trust
5.834% due 05/25/2037 •		1,662	1,535
5.834% due 12/25/2046 ^•		193	175
GS Mortgage Securities Corp. Trust 8.733% due 08/15/2039 •		2,600	2,599
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~		5,000	4,071
GSC Capital Corp. Mortgage Trust 5.794% due 05/25/2036 ^•		62	57
GSR Mortgage Loan Trust
3.864% due 04/25/2035 «~		17	15
3.922% due 04/25/2035 ~		15	14
4.353% due 09/25/2035 ~		66	61
5.482% due 09/25/2035 «~		26	23
5.807% due 11/25/2035 ~		87	47
5.979% due 09/25/2034 ~		23	23
HarborView Mortgage Loan Trust
4.084% due 06/19/2036 ^~		128	59
4.555% due 12/19/2035 ^~		73	38
5.725% due 12/19/2035 ^~		16	15
5.822% due 01/19/2038 •		24	21
5.852% due 12/19/2036 •		4,785	3,754
5.882% due 05/19/2035 •		1,209	1,107
5.922% due 12/19/2036 ^•		2,766	2,568
5.942% due 01/19/2036 •		80	48
5.942% due 01/19/2038 ^«•		25	36
6.122% due 01/19/2035 «•		19	18
6.188% due 07/19/2045 •		24	21
HomeBanc Mortgage Trust 5.794% due 12/25/2036 «•		2	2
Impac Secured Assets Trust 5.734% due 11/25/2036 •		37	36
IndyMac IMSC Mortgage Loan Trust 5.794% due 07/25/2047 •		185	126
IndyMac INDA Mortgage Loan Trust 3.803% due 08/25/2036 ~		1,381	1,112
IndyMac INDB Mortgage Loan Trust 6.034% due 11/25/2035 ^•		129	78
IndyMac INDX Mortgage Loan Trust
3.085% due 06/25/2037 ^~		52	44
3.321% due 06/25/2036 ~		711	589
3.396% due 06/25/2036 ~		3,624	2,495
3.498% due 10/25/2035 ~		478	382
3.637% due 11/25/2035 ^~		80	73
3.697% due 08/25/2035 ~		504	369

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

3.755% due 09/25/2035 ^~	50	44
4.011% due 06/25/2035 ^«~	19	17
5.814% due 09/25/2046 •	79	67
5.994% due 03/25/2035 «•	26	25
InTown Mortgage Trust 7.821% due 08/15/2039 •	4,500	4,515
JP Morgan Alternative Loan Trust
3.881% due 12/25/2036 «~	4	4
5.754% due 10/25/2036 •	2,939	2,587
5.935% due 06/27/2037 •	1,427	1,013
JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040	2,600	1,970
7.235% due 10/05/2040	3,200	3,157
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	9,730	7,749
4.177% due 04/25/2035 «~	1	1
4.190% due 07/25/2035 ~	102	99
4.336% due 11/25/2035 ^~	40	33
4.358% due 06/25/2037 ^«~	63	48
4.363% due 01/25/2037 ^«~	8	7
4.392% due 11/25/2035 ^~	27	23
5.188% due 04/25/2035 «~	1	1
5.486% due 09/25/2034 «~	67	62
5.678% due 07/25/2035 «~	48	45
6.000% due 01/25/2036 ^«	95	44
Lavender Trust 6.250% due 10/26/2036	215	105
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	1,824	1,708
1.875% due 10/25/2068 þ	4,881	4,517
Lehman Mortgage Trust
4.592% due 12/25/2035 ~	172	32
5.036% due 01/25/2036 ^~	45	40
6.000% due 07/25/2036 ^	56	27
Lehman XS Trust
5.704% due 02/25/2036 •	3,972	3,491
5.814% due 11/25/2046 •	8,494	7,213
5.834% due 08/25/2046 ^•	28	27
5.894% due 04/25/2046 ^•	3	4
5.914% due 11/25/2046 ^«•	9	9
Luminent Mortgage Trust
5.774% due 12/25/2036 •	396	341
5.834% due 10/25/2046 •	103	89
MASTR Adjustable Rate Mortgages Trust 5.914% due 05/25/2037 •	88	38
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	663	458
8.000% due 07/25/2035	667	492
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.019% due 10/20/2029 •	15	15
Merrill Lynch Alternative Note Asset Trust
5.754% due 01/25/2037 •	107	32
6.000% due 05/25/2037 ^	124	93
6.034% due 03/25/2037 •	756	193
Merrill Lynch Mortgage Investors Trust
4.261% due 11/25/2035 •	25	24
4.530% due 02/25/2036 ~	18	18
5.894% due 04/25/2029 •	12	11
6.094% due 09/25/2029 «•	12	10
6.094% due 11/25/2029 •	25	23
6.250% due 10/25/2036	1,163	476
6.683% due 07/25/2029 «•	11	10
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~	5,000	3,637
Morgan Stanley Dean Witter Capital, Inc. Trust 5.722% due 03/25/2033 «~	18	16
Morgan Stanley Mortgage Loan Trust
3.269% due 07/25/2035 ~	1,107	958
5.754% due 01/25/2035 •	15	13
6.000% due 10/25/2037 ^	67	36
6.762% due 06/25/2036 ~	21	20
Morgan Stanley Re-REMIC Trust
2.696% due 02/26/2037 •	99	81
2.950% due 03/26/2037 þ	53	51
5.500% due 10/26/2035 ~	5,637	3,619
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	284	249
New Residential Mortgage Loan Trust 6.864% due 10/25/2063	13,100	13,100
New York Mortgage Trust 5.250% due 07/25/2062 þ	4,178	4,042
NLT Trust 1.162% due 08/25/2056 ~	3,926	3,154
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.762% due 02/25/2036 ^~	263	216

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

Nomura Resecuritization Trust 6.500% due 10/26/2037		4,404	1,892
NYO Commercial Mortgage Trust 6.542% due 11/15/2038 •		1,000	894
OBX Trust 6.120% due 11/25/2062 ~		3,193	3,171
Residential Accredit Loans, Inc. Trust
4.131% due 02/25/2035 ^~		147	125
5.351% due 02/25/2036 ^~		93	78
5.734% due 08/25/2035 •		70	52
5.774% due 12/25/2036 •		181	176
5.834% due 05/25/2047 •		58	51
5.854% due 06/25/2037 •		52	45
5.934% due 08/25/2037 •		136	123
6.000% due 09/25/2035		579	494
6.000% due 06/25/2036		2,558	1,986
6.234% due 10/25/2045 «•		55	45
8.000% due 04/25/2036 ^«•		67	54
Residential Asset Securitization Trust
6.000% due 06/25/2036		166	69
6.000% due 11/25/2036 ^		121	42
6.000% due 03/25/2037 ^		97	32
6.250% due 11/25/2036 ^		83	30
6.500% due 04/25/2037 ^		1,137	310
Residential Funding Mortgage Securities, Inc. Trust
4.476% due 03/25/2035 ^~		789	449
6.000% due 09/25/2036 ^«		103	72
Starwood Mortgage Residential Trust 0.943% due 05/25/2065 ~		1,449	1,280
Stratton Mortgage Funding PLC 6.059% due 07/20/2060 •	GBP	10,646	13,000
Structured Adjustable Rate Mortgage Loan Trust
4.217% due 09/25/2036 ^~		$1,642	1,111
4.397% due 10/25/2036 ^~		82	46
4.407% due 07/25/2037 ^«~		3	2
4.543% due 02/25/2036 ^~		156	123
5.275% due 10/25/2034 «~		7	6
5.754% due 10/25/2035 •		599	542
6.026% due 05/25/2035 ^•		210	146
6.169% due 06/25/2034 •		202	184
Structured Asset Mortgage Investments Trust
3.907% due 02/25/2036 ^•		227	189
5.624% due 09/25/2047 •		339	300
5.694% due 03/25/2037 •		75	25
5.794% due 09/25/2047 •		35	31
5.814% due 06/25/2036 •		2,029	1,955
5.814% due 07/25/2046 ^•		305	212
5.834% due 05/25/2036 •		454	355
5.854% due 09/25/2047 ^•		763	626
5.874% due 05/25/2046 •		685	232
5.954% due 05/25/2046 ^«•		47	28
6.142% due 03/19/2034 •		30	28
6.142% due 03/19/2034 «•		86	77
6.142% due 02/19/2035 •		60	55
6.182% due 12/19/2033 «•		115	108
SunTrust Adjustable Rate Mortgage Loan Trust 4.077% due 02/25/2037 ^~		84	72
SunTrust Alternative Loan Trust 6.000% due 12/25/2035 «		188	164
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~		2,833	857
Thornburg Mortgage Securities Trust
3.823% due 09/25/2037 ~		10	10
6.074% due 09/25/2043 •		95	89
6.174% due 09/25/2034 •		13	12
Towd Point Mortgage Trust 3.750% due 02/25/2059 ~		6,426	6,072
VASA Trust 6.347% due 07/15/2039 •		1,000	878
Verus Securitization Trust 1.824% due 11/25/2066 ~		3,799	3,145
Wachovia Mortgage Loan Trust LLC 4.498% due 10/20/2035 ~		10	9
WaMu Mortgage Pass-Through Certificates Trust
3.624% due 12/25/2036 ^~		68	57
3.907% due 12/25/2036 ^~		639	561
4.488% due 08/25/2036 ^~		51	46
5.326% due 02/25/2047 ^•		1,198	992
5.376% due 06/25/2047 ^•		33	23
5.436% due 07/25/2047 •		9,163	7,228
5.616% due 08/25/2033 «~		99	91
5.626% due 08/25/2046 •		582	529
5.704% due 12/25/2045 •		3	3
5.826% due 11/25/2042 •		8	8
6.074% due 01/25/2045 •		93	87
6.126% due 11/25/2046 •		147	126

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

6.174% due 11/25/2034 •		90	84
6.214% due 10/25/2044 •		424	399
6.254% due 11/25/2045 •		107	96
6.414% due 11/25/2034 •		247	225
Washington Mutual Mortgage Pass-Through Certificates Trust
4.052% due 09/25/2036 ^þ		126	36
5.326% due 04/25/2047 •		229	176
5.396% due 04/25/2047 •		335	259
5.500% due 05/25/2035 ^•		204	163
Wells Fargo Alternative Loan Trust 5.338% due 07/25/2037 ^~		24	21
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037 ^		26	23
6.317% due 10/25/2036 ^~		152	134

Total Non-Agency Mortgage-Backed Securities (Cost $294,865)			264,403

ASSET-BACKED SECURITIES 40.6%
Aames Mortgage Investment Trust 6.214% due 10/25/2035 •		94	92
AASET Trust
3.844% due 01/16/2038		1,313	867
3.967% due 05/16/2042		132	116
ABFC Trust
5.544% due 01/25/2037 •		321	184
5.594% due 01/25/2037 •		203	116
5.654% due 01/25/2037 •		122	70
5.714% due 11/25/2036 •		8,672	5,519
6.434% due 06/25/2037 •		142	108
Accredited Mortgage Loan Trust
5.694% due 09/25/2036 •		2,287	2,247
6.154% due 09/25/2035 •		35	34
ACE Securities Corp. Home Equity Loan Trust
5.654% due 12/25/2036 •		293	76
5.714% due 07/25/2036 •		101	78
5.744% due 08/25/2036 •		273	258
6.034% due 02/25/2036 •		21	21
6.049% due 12/25/2035 •		1,931	1,754
6.094% due 11/25/2035 •		34	34
6.334% due 12/25/2034 •		103	92
6.364% due 02/25/2036 ^•		68	63
6.409% due 06/25/2034 •		343	313
Aegis Asset-Backed Securities Trust
6.079% due 12/25/2035 •		185	169
6.134% due 03/25/2035 •		128	122
6.154% due 06/25/2035 •		125	116
6.434% due 03/25/2035 ^•		41	38
AGL CLO Ltd. 6.788% due 07/20/2034 •		4,300	4,299
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.139% due 11/25/2035 •		56	54
6.214% due 09/25/2035 •		4,625	4,536
6.544% due 03/25/2035 •		190	185
Amortizing Residential Collateral Trust 6.434% due 10/25/2034 •		83	81
Apidos CLO 6.650% due 04/15/2031 •		4,985	4,976
Ares CLO Ltd. 6.740% due 10/15/2030 •		10,681	10,686
Argent Securities Trust
5.584% due 09/25/2036 •		755	245
5.814% due 03/25/2036 •		278	151
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.894% due 01/25/2036 •		72	65
6.074% due 01/25/2036 •		2,910	2,546
Asset-Backed Securities Corp. Home Equity Loan Trust
3.810% due 12/25/2036 •		6,300	5,424
6.334% due 06/25/2035 •		82	79
Aurium CLO DAC 4.333% due 04/16/2030 •	EUR	5,252	5,493
Ballyrock CLO Ltd. 6.718% due 07/20/2034 •		$6,500	6,474
BDS Ltd. 7.464% due 08/19/2038 •		3,200	3,212
Bear Stearns Asset-Backed Securities Trust
4.391% due 10/25/2036 ~		33	15
4.445% due 07/25/2036 «~		19	18
4.690% due 11/25/2035 ^•		87	82
5.298% due 03/25/2034 •		1,729	1,694
5.664% due 02/25/2037 •		11,884	10,867
6.109% due 08/25/2036 •		60	59
6.169% due 09/25/2035 •		3,414	3,392
6.234% due 09/25/2046 •		78	73
6.484% due 08/25/2037 •		4,632	3,962
6.614% due 06/25/2043 •		658	657
6.634% due 06/25/2036 •		600	577

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

6.684% due 08/25/2037 •		21	21
Betony CLO Ltd. 6.711% due 04/30/2031 •		5,899	5,891
BPCRE Ltd. 7.731% due 01/16/2037 •		1,500	1,490
BSPRT Issuer Ltd. 7.628% due 07/15/2039 •		7,000	6,965
Carlyle Euro CLO DAC 4.411% due 08/15/2030 •	EUR	996	1,040
Carrington Mortgage Loan Trust
5.654% due 01/25/2037 •		$1,200	881
5.694% due 02/25/2037 •		3,736	3,393
6.484% due 05/25/2035 •		259	248
Cendant Mortgage Corp. 6.000% due 07/25/2043 «~		8	8
CIT Mortgage Loan Trust 6.934% due 10/25/2037 •		6,000	5,829
Citigroup Mortgage Loan Trust
5.604% due 05/25/2037 •		11,147	9,467
5.834% due 11/25/2046 •		93	89
6.169% due 09/25/2035 ^•		406	399
6.851% due 05/25/2036 ^þ		127	48
7.114% due 07/25/2035 •		1,000	793
CLNC Ltd. 6.692% due 08/20/2035 •		364	363
Conseco Finance Corp. 7.060% due 02/01/2031 ~		272	240
Countrywide Asset-Backed Certificates Trust
3.280% due 03/25/2036 •		880	851
3.678% due 04/25/2035 •		66	65
4.320% due 01/25/2037 •		625	618
4.344% due 10/25/2046 ^~		7,942	7,603
5.574% due 06/25/2035 •		7,058	6,064
5.574% due 07/25/2037 ^•		486	478
5.634% due 09/25/2037 •		2,683	2,314
5.634% due 06/25/2047 ^•		11,596	10,037
5.654% due 09/25/2037 ^•		242	242
5.664% due 10/25/2047 •		72	70
5.684% due 06/25/2047 •		162	154
5.694% due 04/25/2046 •		3,184	2,891
5.714% due 02/25/2037 •		5,782	5,394
5.734% due 09/25/2046 •		542	534
5.734% due 03/25/2047 ^•		55	53
5.874% due 09/25/2047 ^•		579	552
5.934% due 01/25/2046 ^•		3,537	3,274
6.034% due 06/25/2036 •		46	45
6.124% due 05/25/2036 •		41	40
6.154% due 07/25/2034 •		30	29
6.234% due 08/25/2047 •		91	90
6.334% due 10/25/2034 •		34	33
6.334% due 03/25/2047 ^•		54	40
6.529% due 07/25/2035 •		310	306
6.934% due 02/25/2035 •		116	113
Credit-Based Asset Servicing & Securitization LLC
5.554% due 07/25/2037 •		8	5
5.654% due 07/25/2037 •		177	113
Delta Funding Home Equity Loan Trust 6.087% due 08/15/2030 «•		21	21
Dryden Euro CLO DAC 4.323% due 04/15/2033 •	EUR	10,064	10,373
ECMC Group Student Loan Trust 6.179% due 02/27/2068 •		$4,793	4,704
Elmwood CLO Ltd. 0.000% due 01/17/2034 •(a)		4,800	4,800
EMC Mortgage Loan Trust 6.174% due 05/25/2040 •		7	7
First Franklin Mortgage Loan Trust
5.714% due 12/25/2036 •		217	91
5.754% due 04/25/2036 •		118	112
5.914% due 04/25/2036 •		400	353
5.914% due 08/25/2036 •		114	103
6.154% due 11/25/2035 •		100	91
6.379% due 03/25/2035 •		48	46
6.619% due 12/25/2034 •		886	841
6.634% due 01/25/2035 •		71	70
6.859% due 10/25/2034 •		297	295
First NLC Trust
2.629% due 05/25/2035 •		663	574
5.504% due 08/25/2037 •		43	22
FIRSTPLUS Home Loan Owner Trust 7.320% due 11/10/2023 ^«		6	0
Fremont Home Loan Trust
5.584% due 01/25/2037 •		212	96
5.754% due 08/25/2036 •		183	59
5.774% due 02/25/2036 •		30	28
5.774% due 02/25/2037 •		694	235

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

5.974% due 02/25/2036 •		300	258
5.974% due 04/25/2036 •		2,808	2,528
6.169% due 07/25/2035 «•		2	2
6.224% due 12/25/2029 «•		5	5
Galaxy CLO Ltd. 6.540% due 10/15/2030 •		3,021	3,017
Gallatin CLO Ltd. 6.660% due 07/15/2031 •		5,030	5,016
GSAA Home Equity Trust 5.674% due 04/25/2047 •		67	63
GSAMP Trust
5.524% due 01/25/2037 •		2,112	1,216
5.554% due 12/25/2036 •		1,567	761
5.574% due 12/25/2036 •		6,713	3,605
5.574% due 01/25/2037 •		38,183	22,269
5.584% due 12/25/2046 •		457	226
5.634% due 11/25/2036 •		396	188
5.664% due 12/25/2046 •		137	68
5.734% due 09/25/2036 •		2,764	978
5.914% due 06/25/2036 •		190	101
5.974% due 04/25/2036 •		239	149
7.084% due 10/25/2034 «•		12	12
Home Equity Asset Trust 6.529% due 05/25/2035 •		55	54
Home Equity Loan Trust
5.664% due 04/25/2037 •		482	462
5.774% due 04/25/2037 •		500	406
Home Equity Mortgage Loan Asset-Backed Trust
5.574% due 11/25/2036 •		247	223
5.594% due 11/25/2036 •		205	177
5.754% due 04/25/2037 •		198	170
HSI Asset Securitization Corp. Trust
5.654% due 12/25/2036 •		197	53
5.774% due 12/25/2036 •		898	237
5.874% due 12/25/2036 •		599	158
6.214% due 11/25/2035 •		2,719	2,463
Invesco Euro CLO DAC 4.313% due 07/15/2031 •	EUR	900	932
JP Morgan Mortgage Acquisition Trust
5.694% due 03/25/2037 •		$112	109
5.694% due 06/25/2037 •		18	17
5.714% due 01/25/2037 «•		279	271
5.839% due 07/25/2036 •		145	140
6.337% due 08/25/2036 ^þ		89	50
KKR CLO Ltd. 6.520% due 07/15/2030 •		12,342	12,290
LCM LP 6.588% due 07/20/2030 •		9,475	9,475
Lehman ABS Mortgage Loan Trust
5.524% due 06/25/2037 •		155	98
5.634% due 06/25/2037 •		125	79
Lehman XS Trust 5.604% due 02/25/2037 ^•		889	661
Long Beach Mortgage Loan Trust
6.079% due 11/25/2035 •		33	33
6.484% due 06/25/2035 •		321	309
6.709% due 02/25/2035 •		8,344	8,069
6.859% due 03/25/2032 «•		113	110
MACH Cayman Ltd. 3.474% due 10/15/2039		1,576	1,347
Madison Park Euro Funding DAC 4.463% due 07/15/2032 •	EUR	5,700	5,919
Magnetite Ltd.
0.000% due 10/25/2033 •(a)		$11,500	11,500
6.506% due 11/15/2028 •		3,668	3,656
Man GLG Euro CLO DAC 4.473% due 10/15/2032 •	EUR	9,287	9,668
MAPS Ltd. 4.212% due 05/15/2043		$1,814	1,628
MASTR Asset-Backed Securities Trust
5.654% due 08/25/2036 •		141	54
5.734% due 08/25/2036 •		233	90
5.794% due 02/25/2036 •		294	113
5.874% due 11/25/2036 •		3,616	2,133
5.914% due 06/25/2036 •		127	47
5.914% due 08/25/2036 •		140	54
5.934% due 11/25/2035 •		7,740	4,425
6.004% due 01/25/2036 •		130	127
6.184% due 12/25/2034 ^•		12	11
6.184% due 10/25/2035 ^•		188	172
Merrill Lynch Mortgage Investors Trust
5.914% due 08/25/2037 •		675	345
6.154% due 05/25/2036 •		53	52
6.334% due 02/25/2047 •		812	471
METAL LLC 4.581% due 10/15/2042		2,947	1,816

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

MF1 Ltd. 6.677% due 02/19/2037 •	2,300	2,260
MidOcean Credit CLO 6.691% due 02/20/2031 •	3,691	3,689
Morgan Stanley ABS Capital, Inc. Trust
5.504% due 10/25/2036 •	71	31
5.544% due 10/25/2036 •	585	302
5.574% due 10/25/2036 •	2,109	915
5.574% due 11/25/2036 •	185	87
5.584% due 10/25/2036 •	171	88
5.584% due 11/25/2036 •	929	525
5.614% due 03/25/2037 •	319	137
5.634% due 02/25/2037 •	108	52
5.654% due 11/25/2036 •	1,112	519
5.684% due 03/25/2037 •	319	137
5.734% due 06/25/2036 •	514	386
5.734% due 09/25/2036 •	326	117
6.034% due 12/25/2035 •	10,000	9,233
6.054% due 12/25/2035 •	125	120
6.334% due 05/25/2034 •	65	61
6.424% due 06/25/2035 •	196	191
6.484% due 04/25/2035 •	183	171
6.684% due 07/25/2037 •	400	332
Morgan Stanley Capital, Inc. Trust 6.014% due 01/25/2036 •	497	474
Morgan Stanley Dean Witter Capital, Inc. Trust 6.784% due 02/25/2033 •	262	260
Morgan Stanley Home Equity Loan Trust
5.604% due 04/25/2037 •	460	239
5.664% due 04/25/2037 •	153	80
5.754% due 04/25/2036 •	79	57
Morgan Stanley Mortgage Loan Trust
5.894% due 02/25/2037 •	100	22
6.154% due 04/25/2037 •	205	59
6.465% due 09/25/2046 ^þ	285	91
7.154% due 11/25/2036 ^•	222	81
Navient Private Education Loan Trust 4.100% due 12/16/2058 ~	500	479
Nelnet Student Loan Trust 7.514% due 02/20/2041 •	5,018	5,028
New Century Home Equity Loan Trust 6.409% due 10/25/2033 •	864	835
Newcastle Mortgage Securities Trust
5.664% due 04/25/2037 •	1,341	1,301
5.774% due 04/25/2037 •	4,292	3,791
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 ^þ	146	34
NovaStar Mortgage Funding Trust
5.734% due 06/25/2036 •	81	57
6.139% due 01/25/2036 •	1,657	1,630
Octane Receivables Trust 6.440% due 03/20/2029	3,800	3,801
Option One Mortgage Loan Trust
5.574% due 01/25/2037 •	50	29
5.604% due 05/25/2037 •	9,786	5,319
5.654% due 01/25/2037 •	201	116
5.764% due 04/25/2037 •	98	49
5.974% due 01/25/2036 •	300	270
6.199% due 08/25/2035 •	390	368
Option One Mortgage Loan Trust Asset-Backed Certificates 6.124% due 11/25/2035 •	1,774	1,665
Ownit Mortgage Loan Trust 6.334% due 10/25/2036 ^•	123	115
Park Place Securities, Inc. 6.169% due 09/25/2035 •	171	166
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.169% due 08/25/2035 •	161	155
6.169% due 09/25/2035 •	254	244
6.229% due 07/25/2035 •	82	81
6.259% due 07/25/2035 •	950	887
6.379% due 06/25/2035 •	12	12
6.484% due 10/25/2034 •	253	247
6.559% due 03/25/2035 •	240	231
6.679% due 01/25/2036 •	69	68
7.234% due 12/25/2034 •	4,191	4,090
People's Financial Realty Mortgage Securities Trust 5.574% due 09/25/2036 •	350	96
Popular ABS Mortgage Pass-Through Trust
5.694% due 11/25/2036 «•	6	6
6.019% due 02/25/2036 •	46	46
PRET LLC
1.744% due 07/25/2051 þ	1,626	1,516
2.240% due 09/27/2060 þ	1,300	1,259
PRPM LLC 3.720% due 02/25/2027 þ	2,367	2,275

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

Purple Finance CLO DAC 4.521% due 01/25/2031 •	EUR	893	939
RAAC Trust
6.034% due 06/25/2044 •		$24	20
6.034% due 09/25/2045 •		994	959
6.134% due 11/25/2046 •		305	284
6.634% due 10/25/2045 «•		9	9
6.934% due 09/25/2047 •		471	444
Ready Capital Mortgage Financing LLC 7.872% due 10/25/2039 •		4,793	4,830
Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ		7,350	2,592
5.608% due 05/25/2036 þ		9,550	4,527
5.812% due 11/25/2036 þ		513	193
6.254% due 08/25/2036 þ		9,184	3,942
7.238% due 09/25/2037 ^þ		212	90
Residential Asset Mortgage Products Trust
5.994% due 09/25/2036 •		73	69
6.034% due 05/25/2036 ^•		627	564
6.074% due 01/25/2036 •		411	372
6.124% due 10/25/2035 •		37	36
Residential Asset Securities Corp. Trust
5.694% due 11/25/2036 •		226	207
5.774% due 11/25/2036 •		272	253
5.774% due 04/25/2037 •		1,196	1,112
6.064% due 10/25/2035 «•		18	18
6.064% due 12/25/2035 •		55	55
6.094% due 11/25/2035 •		16	16
6.094% due 12/25/2035 •		98	86
6.124% due 11/25/2035 •		59	58
6.274% due 12/25/2034 •		4	4
Securitized Asset-Backed Receivables LLC Trust
2.848% due 01/25/2036 ^þ		43	34
5.614% due 07/25/2036 •		190	66
5.714% due 05/25/2036 •		4,128	2,182
5.754% due 07/25/2036 •		186	64
5.914% due 07/25/2036 •		638	220
5.934% due 05/25/2036 •		858	454
5.974% due 03/25/2036 •		107	93
6.094% due 08/25/2035 ^•		108	85
6.109% due 01/25/2035 •		18	17
6.394% due 01/25/2036 ^•		32	28
SG Mortgage Securities Trust
5.754% due 07/25/2036 •		27,777	5,879
6.109% due 10/25/2035 •		574	549
Shackleton CLO Ltd. 6.478% due 04/20/2029 •		1,916	1,911
SLM Private Education Loan Trust 10.197% due 10/15/2041 •		1,866	1,973
SMB Private Education Loan Trust 3.500% due 12/16/2041		500	452
Sound Point CLO Ltd. 6.798% due 07/20/2032 •		5,900	5,819
Soundview Home Loan Trust
5.514% due 06/25/2037 •		38	25
5.544% due 02/25/2037 •		275	77
5.614% due 02/25/2037 •		385	109
5.614% due 07/25/2037 •		1,430	1,211
5.934% due 06/25/2036 •		6,223	6,025
5.959% due 03/25/2036 •		116	114
6.384% due 10/25/2037 •		229	166
Specialty Underwriting & Residential Finance Trust
4.666% due 12/25/2036 •		1,091	1,021
5.704% due 04/25/2037 •		115	78
5.734% due 09/25/2037 •		7,859	5,429
5.734% due 11/25/2037 •		639	348
6.409% due 12/25/2035 •		75	73
Starwood Commercial Mortgage Trust 6.527% due 07/15/2038 •		2,884	2,863
Structured Asset Investment Loan Trust
5.584% due 09/25/2036 •		36	35
5.814% due 03/25/2036 •		100	97
6.034% due 01/25/2036 •		86	83
6.334% due 05/25/2035 •		395	383
6.364% due 09/25/2034 «•		329	307
6.559% due 07/25/2033 •		20	19
6.709% due 12/25/2034 •		1,138	1,080
Structured Asset Securities Corp. Mortgage Loan Trust
5.569% due 07/25/2036 •		1,031	1,019
5.584% due 09/25/2036 •		44	41
5.664% due 01/25/2037 •		1,814	1,075
5.774% due 12/25/2036 «•		48	45
5.854% due 02/25/2037 •		251	242
6.334% due 08/25/2037 •		34	33
6.434% due 08/25/2037 •		112	111

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

Structured Asset Securities Corp. Trust 6.124% due 09/25/2035 •		370	345
Symphony CLO Ltd. 0.000% due 04/25/2034 •(a)		12,500	12,500
TPG Real Estate Finance Issuer Ltd. 6.647% due 03/15/2038 •		9,723	9,553
Trestles CLO Ltd. 6.758% due 10/20/2034 •		4,500	4,455
Trinitas Euro CLO DAC 4.635% due 10/20/2032 •	EUR	1,900	1,985
Vertical Bridge Holdings LLC
2.636% due 09/15/2050		$7,000	6,423
3.706% due 02/15/2057		1,400	1,093
Vibrant CLO Ltd. 6.628% due 09/15/2030 •		9,976	9,967
WaMu Asset-Backed Certificates WaMu Trust
5.659% due 05/25/2037 •		5,796	5,281
5.674% due 05/25/2037 •		1,037	880
WAVE LLC 3.597% due 09/15/2044		1,800	1,492
Wells Fargo Home Equity Asset-Backed Securities Trust 5.929% due 05/25/2036 •		95	94
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 6.034% due 04/25/2034 •		91	87
Whitehorse Ltd. 6.820% due 10/15/2031 •		11,000	10,993

Total Asset-Backed Securities (Cost $531,514)			491,363

		SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Drillco Holding Lux SA «(b)		623	17
Drillco Holding Lux SA «(b)(g)		1,575	41

Total Common Stocks (Cost $31)			58

PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
American AgCredit Corp. 5.250% due 06/15/2026 •(e)		6,000,000	5,365
Charles Schwab Corp. 5.000% due 12/01/2027 •(e)		4,200,000	3,220
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)		1,700,000	1,594

Total Preferred Securities (Cost $11,787)			10,179

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (h) 0.4%			4,246

U.S. TREASURY BILLS 2.0%
5.419% due 10/05/2023 - 12/28/2023 (a)(c)(d)(j)(l)		24,416	24,276

Total Short-Term Instruments (Cost $28,522)			28,522

Total Investments in Securities (Cost $1,834,273)			1,702,684

		SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III		7,898,623	77,181

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $77,174)	77,181

Total Investments in Affiliates (Cost $77,174)	77,181

Total Investments 147.0% (Cost $1,911,447)	$1,779,865
Financial Derivative Instruments (i)(k) (0.0)%(Cost or Premiums, net $3,955)	(203)
Other Assets and Liabilities, net (47.0)%	(569,128)

Net Assets 100.0%	$1,210,534

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Security did not produce income within the last twelve months.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)								Contingent convertible security.
(g)								RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.3.785% due 03/17/2033						03/10/2022	$5,000	$4,173	0.34%
Drillco Holding Lux SA						06/08/2023	31	41	0.00
Morgan Stanley0.000% due 04/02/2032						02/11/2020	7,020	4,736	0.39

							$12,051	$8,950	0.73%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$4,246		U.S. Treasury Notes 5.000% due 08/31/2025	$(4,331)	$4,246	$4,246

Total Repurchase Agreements							$(4,331)	$4,246	$4,246

(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(1,210) at a weighted average interest rate of 3.968%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures				12/2023	783	$(84,582)	$1,579	$0	$(159)
U.S. Treasury 10-Year Ultra December Futures				12/2023	772	(86,120)	2,559	0	(181)

Total Futures Contracts							$4,138	$0	$(340)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.891%		$7,000	$113	$(88)	$25	$1	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.634		2,100	(11)	34	23	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.007		1,000	35	14	49	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.202		2,650	(19)	25	6	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.215		1,550	(2)	11	9	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.268		600	(9)	14	5	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		200	2	1	3	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		7,000	919	26	945	34	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.533		1,200	227	(112)	115	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.796		500	(2)	5	3	0	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.834	EUR	2,600	6	15	21	0	(1)

							$1,259	$(55)	$1,204	$36	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index		1.000%	Quarterly	06/20/2028		$30,200	$484	$(74)	$410	$0	$(1)
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		207,800	2,659	(101)	2,558	0	(38)

							$3,143	$(175)	$2,968	$0	$(39)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	4.170%	Annual	10/03/2033		$10,100	$(39)	$(43)	$(82)	$0	$(82)
Pay(5)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	202,400	(117)	(1,668)	(1,785)	0	(621)

							$(156)	$(1,711)	$(1,867)	$0	$(703)

Total Swap Agreements							$4,246	$(1,941)	$2,305	$36	$(743)

(j)

Securities with an aggregate market value of $2,408 and cash of $19,793 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)									This instrument has a forward starting effective date.
(k)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	12/2023	INR	3,984	$48	$0	$0
12/2023	$32	KRW	43,078	0	0
BPS	10/2023	41,845	EUR	39,488	0	(97)
11/2023	EUR	39,488	$41,897	97	0
11/2023	$2,882	CAD	3,861	0	(37)
12/2023	57	KRW	75,462	0	(1)
BRC	11/2023	AUD	191	$124	1	0
CBK	11/2023	1,072	685	0	(5)
11/2023	$195	CAD	263	0	(2)
12/2023	ILS	725	$191	1	0
12/2023	$95	KRW	125,855	0	(2)
DUB	12/2023	22	28,722	0	0
GLM	10/2023	MXN	12,977	$753	8	0
JPM	11/2023	AUD	1,398	905	4	0
11/2023	NOK	2,038	200	9	0
11/2023	$1	MXN	16	0	0
12/2023	INR	5,381	$64	0	0
MBC	10/2023	EUR	39,488	42,694	945	0
10/2023	GBP	13,116	16,500	497	0
12/2023	ILS	1,065	280	0	(1)
SCX	12/2023	INR	5,731	69	0	0
TOR	10/2023	$15,933	GBP	13,116	70	0
11/2023	GBP	13,116	$15,936	0	(70)
11/2023	$85	CAD	114	0	(1)
12/2023	INR	3,446	$41	0	0
UAG	12/2023	$23	KRW	30,059	0	0

Total Forward Foreign Currency Contracts	$1,632	$(216)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	10/16/2023	5,000	$(17)	$(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	5,000	(17)	(55)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	2,900	(10)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	2,900	(10)	(16)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	3,200	(13)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	3,200	(13)	(18)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	6,400	(22)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	6,400	(22)	(123)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	3,200	(13)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	3,200	(13)	(17)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	3,200	(13)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	3,200	(13)	(17)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	2,000	(11)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	2,000	(11)	(65)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	2,000	(11)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	2,000	(11)	(54)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	2,000	(11)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	2,000	(11)	(58)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	5,600	(20)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	5,600	(20)	(108)

Total Written Options	$(282)	$(573)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2024	0.392%	$200	$(2)	$4	$2	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	100	(1)	0	0	(1)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	200	(2)	4	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756	300	1	1	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895	100	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145	100	(2)	1	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	300	(3)	0	0	(3)

Total Swap Agreements							$(9)	$10	$6	$(5)

(l)

Securities with an aggregate market value of $279 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments				$0		$0	$7,532		$7,532
Corporate Bonds & Notes
Banking & Finance				0		152,127	0		152,127
Industrials				0		47,761	0		47,761
Utilities				0		19,957	0		19,957
Municipal Bonds & Notes
California				0		19,316	0		19,316
New Jersey				0		3,766	0		3,766
Pennsylvania				0		620	0		620
Virginia				0		3,233	0		3,233
U.S. Government Agencies				0		653,847	0		653,847
Non-Agency Mortgage-Backed Securities				13,100		243,835	7,468		264,403
Asset-Backed Securities				0		490,531	832		491,363
Common Stocks
Industrials				0		0	58		58
Preferred Securities
Banking & Finance				0		10,179	0		10,179
U.S. Government Agencies				0		0	0		0
Short-Term Instruments
Repurchase Agreements				0		4,246	0		4,246
U.S. Treasury Bills				0		24,276	0		24,276

				$13,100		$1,673,694	$15,890		$1,702,684
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$77,181		$0	$0		$77,181

Total Investments				$90,281		$1,673,694	$15,890		$1,779,865

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2023 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	36	0	36
Over the counter	0	1,638	0	1,638

$0	$1,674	$0	$1,674
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,083)	0	(1,083)
Over the counter	0	(794)	0	(794)

$0	$(1,877)	$0	$(1,877)

Total Financial Derivative Instruments	$0	$(203)	$0	$(203)

Totals	$90,281	$1,673,491	$15,890	$1,779,662

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 12/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$8,406	$0	$(729)	$1	$1	$(147)	$0	$0	$7,532	$(215)
Non-Agency Mortgage-Backed Securities	0	5,606	(115)	0	0	0	1,977	0	7,468	0
Asset-Backed Securities	0	585	(57)	0	0	0	304	0	832	0
Common Stocks
Industrials	0	43	0	0	0	15	0	0	58	11

Totals	$8,406	$6,234	$(901)	$1	$1	$(132)	$2,281	$0	$15,890	$(204)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$7,532	Indicative Market Quotation	Broker Quote	88.000	—
Non-Agency Mortgage-Backed Securities	7,468	Fair Valuation Of Odd Lot Positions	Adjustment factor	2.500	—
Asset-Backed Securities	832	Fair Valuation Of Odd Lot Positions	Adjustment factor	2.500	—
Common Stocks
Industrials	58	Indicative Market Quotation	Broker Quote	$26.250	—

Total	$15,890

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series R	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 189.4% ¤
CORPORATE BONDS & NOTES 6.8%
BANKING & FINANCE 6.8%
Jyske Realkredit AS
1.500% due 10/01/2053	DKK	3,604	$364
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1,664	166
1.000% due 10/01/2053		25	2
1.500% due 10/01/2053		2,413	243
2.000% due 10/01/2053		500	54
Nykredit Realkredit AS
1.000% due 10/01/2050		1,677	167
1.500% due 10/01/2053		16,810	1,753
2.000% due 10/01/2053		5,886	579
2.500% due 10/01/2047		17	2
3.000% due 10/01/2053		5,161	633
Realkredit Danmark AS
1.000% due 10/01/2050		2,808	280
1.000% due 10/01/2053		1,419	140
1.500% due 10/01/2050		39,103	3,951
1.500% due 10/01/2053		21,114	2,079
2.000% due 10/01/2053		1,630	159
2.500% due 04/01/2047		11	1
3.000% due 10/01/2053		4,582	561
UBS Group AG 7.750% due 03/01/2029 •	EUR	100	117
UniCredit SpA 7.830% due 12/04/2023		$600	601

Total Corporate Bonds & Notes (Cost $17,639)			11,852

U.S. GOVERNMENT AGENCIES 21.9%
Fannie Mae
5.630% due 10/01/2044 •		1	1
5.874% due 02/25/2037 •		9	9
Freddie Mac
5.481% due 09/01/2036 •		8	8
7.205% due 07/01/2036 •		22	22
Ginnie Mae
6.246% due 08/20/2068 •		278	271
6.250% due 09/20/2073 •		2,000	2,003
6.290% due 09/20/2073 «•		3,880	3,881
Uniform Mortgage-Backed Security 3.500% due 12/01/2045		7	7
Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2053		9,200	8,200
4.500% due 11/01/2053		8,400	7,716
5.000% due 10/01/2053		4,600	4,340
5.500% due 11/01/2053		5,300	5,121
6.500% due 10/01/2053 - 11/01/2053		6,300	6,328

Total U.S. Government Agencies (Cost $38,370)			37,907

U.S. TREASURY OBLIGATIONS 137.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2025 (g)		825	782
0.125% due 04/15/2026		5,059	4,727
0.125% due 07/15/2026		4,833	4,519
0.125% due 10/15/2026 (d)		9,621	8,949
0.125% due 04/15/2027		2,923	2,684
0.125% due 01/15/2030 (d)		18,927	16,508
0.125% due 07/15/2030		2,027	1,757
0.125% due 01/15/2031 (d)		7,903	6,762
0.125% due 07/15/2031 (d)		22,891	19,449
0.125% due 01/15/2032 (d)		7,278	6,102
0.125% due 02/15/2051		5,049	2,816
0.125% due 02/15/2052		4,173	2,296
0.250% due 01/15/2025 (d)		10,583	10,180
0.250% due 07/15/2029 (d)		11,354	10,121
0.250% due 02/15/2050		4,459	2,630
0.375% due 07/15/2025		3,192	3,056
0.375% due 01/15/2027 (d)		1,012	942
0.375% due 07/15/2027 (d)		10,047	9,320

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2023 (Unaudited)

0.500% due 01/15/2028 (d)		7,114	6,559
0.625% due 01/15/2026 (d)		18,191	17,297
0.625% due 07/15/2032 (d)		23,567	20,550
0.625% due 02/15/2043		3,750	2,729
0.750% due 02/15/2042		2,827	2,144
0.750% due 02/15/2045		8,010	5,830
0.875% due 01/15/2029 (d)		24,818	23,037
0.875% due 02/15/2047		6,642	4,850
1.000% due 02/15/2046		7,212	5,482
1.000% due 02/15/2048		1,594	1,188
1.000% due 02/15/2049		3,316	2,451
1.125% due 01/15/2033 (d)		872	788
1.375% due 07/15/2033		4,630	4,285
1.375% due 02/15/2044 (d)		603	505
1.625% due 10/15/2027		6,708	6,514
1.750% due 01/15/2028		4,312	4,189
2.000% due 01/15/2026		2,330	2,285
2.125% due 02/15/2040		1,641	1,592
2.125% due 02/15/2041		5,263	5,096
2.500% due 01/15/2029		3,729	3,756
3.375% due 04/15/2032 (d)(g)		439	474
3.625% due 04/15/2028		2,476	2,602

Total U.S. Treasury Obligations (Cost $276,726)			237,803

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Banc of America Funding Trust 3.839% due 01/20/2047 ~		325	275
Countrywide Alternative Loan Trust 5.634% due 12/20/2046 ^•		531	451
Ginnie Mae 6.250% due 10/20/2073 «(a)		3,700	3,705
Grifonas Finance PLC 4.212% due 08/28/2039 •	EUR	71	72
GSR Mortgage Loan Trust 4.353% due 09/25/2035 ~		$7	6
HarborView Mortgage Loan Trust 6.339% due 06/20/2035 •		210	187
IndyMac INDX Mortgage Loan Trust 6.274% due 05/25/2034 •		584	526
MortgageIT Mortgage Loan Trust 6.439% due 12/25/2034 «•		7	6
Residential Accredit Loans, Inc. Trust 5.794% due 06/25/2046 •		198	47
Towd Point Mortgage Funding 7.018% due 02/20/2054 •	GBP	399	488

Total Non-Agency Mortgage-Backed Securities (Cost $5,815)			5,763

ASSET-BACKED SECURITIES 3.3%
ABFC Trust 6.034% due 10/25/2034 «•		$1	1
Atlas Senior Loan Fund Ltd. 6.720% due 01/16/2030 •		253	253
Avoca Static CLO DAC 5.690% due 10/15/2030 •	EUR	1,000	1,057
CIT Mortgage Loan Trust 6.784% due 10/25/2037 •		$19	19
Citigroup Mortgage Loan Trust
5.514% due 01/25/2037 •		135	93
5.724% due 09/25/2036 •		238	225
6.124% due 10/25/2035 ^•		500	429
Home Equity Asset Trust 6.289% due 08/25/2034 •		31	30
Man GLG Euro CLO DAC
4.533% due 01/15/2030 •	EUR	99	104
4.535% due 12/15/2031 •		975	1,008
Marathon Static CLO Ltd. 7.152% due 07/20/2030 •		$1,000	1,000
Massachusetts Educational Financing Authority 6.563% due 04/25/2038 •		17	18
Morgan Stanley ABS Capital, Inc. Trust 6.094% due 01/25/2035 •		207	198
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.199% due 05/25/2035 •		1,085	1,053
Saxon Asset Securities Trust 1.924% due 05/25/2035 •		30	28
Sound Point CLO Ltd.
6.507% due 01/23/2029 •		120	120

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2023 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 6.434% due 08/25/2037 •		8	8

Total Asset-Backed Securities (Cost $5,648)			5,644

SOVEREIGN ISSUES 16.5%
Canada Government Real Return Bond 4.250% due 12/01/2026 (b)	CAD	1,080	841
France Government International Bond
0.100% due 03/01/2026 (b)	EUR	2,691	2,801
0.100% due 07/25/2031 (b)		1,054	1,061
0.100% due 07/25/2038 (b)		1,726	1,584
0.250% due 07/25/2024 (b)		3,741	3,950
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (b)		475	448
1.400% due 05/26/2025 (b)		9,247	9,631
Japan Government International Bond
0.005% due 03/10/2031 (b)	JPY	3,193	23
0.100% due 03/10/2028 (b)		424,234	2,994
0.100% due 03/10/2029 (b)		737,551	5,199

Total Sovereign Issues (Cost $32,305)			28,532

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%			490

Total Short-Term Instruments (Cost $490)			490

Total Investments in Securities (Cost $376,993)			327,991

Total Investments 189.4% (Cost $376,993)			$327,991
Financial Derivative Instruments (e)(f) (0.1)%(Cost or Premiums, net $(660))			(257)
Other Assets and Liabilities, net (89.3)%			(154,602)

Net Assets 100.0%			$173,132

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$490	U.S. Treasury Notes 5.000% due 08/31/2025	$(500)	$490	$490

Total Repurchase Agreements	$(500)	$490	$490

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	5.420%	09/19/2023	10/12/2023	$(1,106)	$(1,109)
5.430	09/20/2023	10/11/2023	(8,586)	(8,602)
5.430	09/21/2023	10/12/2023	(21,033)	(21,068)
5.430	09/29/2023	10/05/2023	(4,916)	(4,918)
BPG	5.410	08/17/2023	10/05/2023	(1,145)	(1,153)
5.420	08/22/2023	10/05/2023	(9,430)	(9,488)
5.420	09/13/2023	10/11/2023	(10,313)	(10,342)
5.420	09/15/2023	10/11/2023	(1,676)	(1,680)
5.430	09/21/2023	10/12/2023	(1,332)	(1,334)
5.450	09/07/2023	10/04/2023	(4,427)	(4,444)
TDM	5.420	08/17/2023	10/05/2023	(67,544)	(68,011)

Total Sale-Buyback Transactions	$(132,149)

(d)	Securities with an aggregate market value of $132,056 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(123,245) at a weighted average interest rate of 4.992%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(102) of deferred price drop.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP December Futures	12/2023	34	$3,944	$(129)	$52	$(50)
U.S. Treasury 5-Year Note December Futures	12/2023	32	3,370	(30)	5	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	3	335	(1)	1	0

$(160)	$58	$(50)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl December Futures	12/2023	50	$(6,119)	$89	$38	$(45)
Euro-Bund December Futures	12/2023	46	(6,256)	115	76	(75)
Euro-Buxl 30-Year Bond December Futures	12/2023	52	(6,727)	588	157	(155)
Euro-Oat December Futures	12/2023	35	(4,559)	127	57	(59)
Euro-Schatz December Futures	12/2023	525	(58,275)	188	89	(114)
Gold 100 oz. December Futures	12/2023	9	(1,679)	95	11	0
Short Euro-BTP Italy Government Bond December Futures	12/2023	62	(6,827)	45	17	(22)
U.S. Treasury 2-Year Note December Futures	12/2023	237	(48,040)	98	0	(24)
U.S. Treasury 10-Year Note December Futures	12/2023	134	(14,475)	196	0	(27)
U.S. Treasury Long-Term Bond December Futures	12/2023	48	(5,467)	286	0	(14)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	36	(4,282)	314	0	(14)

$2,141	$445	$(549)

Total Futures Contracts	$1,981	$503	$(599)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.202%	$100	$(5)	$5	$0	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	172,740	$(3)	$13	$10	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	160,000	(2)	3	1	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	1,447,000	72	164	236	34	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	80,000	(3)	(4)	(7)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$48,500	31	476	507	0	(24)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028	5,500	(1)	672	671	0	(8)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	15,600	(121)	(1,276)	(1,397)	24	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053	1,100	0	(444)	(444)	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	7,000	134	1,166	1,300	0	(31)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	11,300	0	(183)	(183)	0	(4)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	2,000	(11)	(214)	(225)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	900	(7)	(94)	(101)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	1,800	(7)	(171)	(178)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	800	(3)	(76)	(79)	0	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	5,600	0	(222)	(222)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	23,770	(284)	(414)	(698)	0	(11)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	1,000	62	526	588	0	(3)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	1,100	1	645	646	0	(3)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	1,900	118	996	1,114	0	(5)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2023 (Unaudited)

Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	5,690	71	255	326	0	(18)
Pay	CPTFEMU	3.520	Maturity	09/15/2024	800	(2)	(9)	(11)	1	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027	200	0	8	8	0	(1)
Receive	CPTFEMU	3.000	Maturity	05/15/2027	1,000	1	36	37	0	(3)
Receive	CPTFEMU	3.130	Maturity	05/15/2027	300	0	9	9	0	(1)
Receive	CPTFEMU	2.359	Maturity	08/15/2030	1,600	10	71	81	0	(6)
Pay	CPTFEMU	1.380	Maturity	03/15/2031	3,900	(28)	(841)	(869)	17	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032	1,400	7	66	73	0	(5)
Receive	CPTFEMU	2.570	Maturity	06/15/2032	900	0	36	36	0	(4)
Receive	CPTFEMU	2.720	Maturity	06/15/2032	2,100	(6)	57	51	0	(9)
Receive	CPTFEMU	2.470	Maturity	07/15/2032	800	0	39	39	0	(3)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	300	(1)	55	54	0	(1)
Pay	CPTFEMU	2.488	Maturity	05/15/2037	1,210	1	(87)	(86)	5	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052	300	0	(36)	(36)	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052	400	(10)	(37)	(47)	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052	170	0	(25)	(25)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052	300	0	(17)	(17)	1	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053	1,100	7	(25)	(18)	1	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053	600	1	0	1	0	(1)
Pay	CPURNSA	2.890	Maturity	04/05/2024	27,000	0	(52)	(52)	2	0
Pay	CPURNSA	2.500	Maturity	09/07/2024	7,700	0	(7)	(7)	6	0
Pay	CPURNSA	2.510	Maturity	09/08/2024	3,900	0	(3)	(3)	3	0
Receive	CPURNSA	2.314	Maturity	02/26/2026	2,700	0	276	276	0	(6)
Receive	CPURNSA	2.419	Maturity	03/05/2026	2,100	0	204	204	0	(4)
Receive	CPURNSA	2.768	Maturity	05/13/2026	1,800	0	138	138	0	(2)
Receive	CPURNSA	2.813	Maturity	05/14/2026	800	0	59	59	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026	830	0	65	65	0	(1)
Receive	CPURNSA	2.690	Maturity	06/01/2026	600	0	47	47	0	(1)
Pay	CPURNSA	2.370	Maturity	06/06/2028	2,200	0	(199)	(199)	4	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	2,000	0	(233)	(233)	5	0
Pay	CPURNSA	1.954	Maturity	06/03/2029	1,000	0	(135)	(135)	2	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	1,300	0	(168)	(168)	3	0
Pay	CPURNSA	1.883	Maturity	11/20/2029	500	1	(72)	(71)	1	0
Receive	CPURNSA	2.311	Maturity	02/24/2031	1,500	1	164	165	0	(4)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	300	0	(81)	(81)	3	0

						$29	$1,121	$1,150	$120	$(163)

Total Swap Agreements						$24	$1,126	$1,150	$120	$(163)

Cash of $3,449 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		10/2023		DKK	38,716	$5,666		$178		$0
		10/2023		NZD	277	165		0		(1)
		10/2023			$5,570	DKK	39,337	6		0
		11/2023		DKK	39,275	$5,570		0		(6)
		11/2023			$165	NZD	277	1		0
BPS		10/2023		DKK	42,177	$6,165		186		0
		10/2023		GBP	363	460		17		0
		10/2023		JPY	314,200	2,170		67		0
		10/2023			$21,991	EUR	20,752	0		(51)
		11/2023		EUR	20,752	$22,018		51		0
		11/2023			$146	EUR	138	0		0
BRC		01/2024		PLN	396	$90		0		0
CBK		11/2023		PEN	449	121		2		0
		11/2023			$113	DKK	795	0		0
DUB		10/2023			4,985	JPY	741,107	0		(25)
		11/2023		JPY	737,592	$4,984		25		0
GLM		10/2023		MXN	6,567	381		4		0
		10/2023			$457	MXN	7,995	1		0
		11/2023		BRL	615	$123		1		0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2023 (Unaudited)

JPM	10/2023	$5,874	DKK	41,544	15	0
11/2023	DKK	41,479	$5,874	0	(15)
11/2023	NOK	406	40	2	0
11/2023	$0	MXN	8	0	0
MBC	10/2023	CAD	1,075	$796	5	0
10/2023	EUR	20,976	22,663	486	0
10/2023	JPY	126,152	866	22	0
10/2023	$795	CAD	1,075	0	(4)
10/2023	373	EUR	350	0	(4)
11/2023	CAD	1,075	$795	4	0
MYI	11/2023	$104	EUR	98	0	0
SCX	10/2023	163	NZD	277	3	0
TOR	10/2023	JPY	677,249	$4,640	108	0
10/2023	$441	GBP	363	2	0
10/2023	2,993	JPY	446,276	0	(7)
11/2023	GBP	363	$441	0	(2)
11/2023	JPY	465,390	3,136	7	0
UAG	10/2023	91,078	627	18	0

Total Forward Foreign Currency Contracts	$1,211	$(115)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	4,100	$255	$1,415

Total Purchased Options	$255	$1,415

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	$1,200	$(54)	$(59)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(4)	0

$(105)	$(59)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.611%	10/27/2023	$23,300	$(127)	$(149)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	20,200	(255)	(2,022)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	2,700	(35)	(25)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	2,700	(35)	(35)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	15,200	(191)	(126)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	15,200	(191)	(213)

$(834)	$(2,570)

Total Written Options	$(939)	$(2,629)

(g)

Securities with an aggregate market value of $917 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,852	$0	$11,852
U.S. Government Agencies	0	34,026	3,881	37,907
U.S. Treasury Obligations	0	237,803	0	237,803
Non-Agency Mortgage-Backed Securities	0	2,052	3,711	5,763
Asset-Backed Securities	0	5,643	1	5,644
Sovereign Issues	0	28,532	0	28,532
Short-Term Instruments
Repurchase Agreements	0	490	0	490

Total Investments	$0	$320,398	$7,593	$327,991

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	497	126	0	623
Over the counter	0	2,626	0	2,626

$497	$2,752	$0	$3,249
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(520)	(242)	0	(762)
Over the counter	0	(2,744)	0	(2,744)

$(520)	$(2,986)	$0	$(3,506)

Total Financial Derivative Instruments	$(23)	$(234)	$0	$(257)

Totals	$(23)	$320,164	$7,593	$327,734

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 12/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (1)

Investments in Securities, at Value
U.S. Government Agencies	$0	$3,881	$0	$0	$0	$0	$0	$0	$3,881	$0
Non-Agency Mortgage-Backed Securities	0	3,705	(1)	0	0	0	7	0	3,711	0
Asset-Backed Securities	0	1	0	0	0	0	0	0	1	0

Totals	$0	$7,587	$(1)	$0	$0	$0	$7	$0	$7,593	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
U.S. Government Agencies	$3,881	Proxy Pricing	Base Price	99.734	—
Non-Agency Mortgage-Backed Securities	6	Fair Valuation Of Odd Lot Positions	Adjustment factor	2.500	—
3,705	Proxy Pricing	Base Price	99.875	—
Asset-Backed Securities	1	Fair Valuation Of Odd Lot Positions	Adjustment factor	2.500	—

Total	$7,593

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.9% ¤
CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 0.3%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$200	$197

INDUSTRIALS 0.9%
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	700	673

Total Corporate Bonds & Notes (Cost $895)		870

MUNICIPAL BONDS & NOTES 98.6%
ALABAMA 1.8%
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2050 (c)	500	525
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	855	782

		1,307

ARIZONA 0.4%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	250	256

ARKANSAS 0.5%
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	400	372

CALIFORNIA 12.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (c)	1,000	481
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,000	944
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	750	749
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	500	398
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	192
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (b)	1,000	148
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.000% due 01/01/2060 (b)	2,250	116
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (d)	1,000	769
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	258
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	500	492
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	262
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	200	163
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	395	303
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	176
3.500% due 10/01/2046	750	534
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	500	222
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	5,500	478
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	300	305
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2050	1,500	1,359
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	500	448

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2023 (Unaudited)

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	2,500	322

		9,119

COLORADO 4.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	2,125	2,127
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (c)	750	390
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	399
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	444

		3,360

CONNECTICUT 0.2%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2029	110	116

DELAWARE 2.0%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	1,005	791
7.120% due 10/01/2038	175	157
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	500	454

		1,402

FLORIDA 3.5%
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013 5.000% due 10/01/2028	555	555
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	500	492
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2028 (b)	475	375
St Johns County, Florida Industrial Development Authority Revenue Notes, Series 2021
4.000% due 12/15/2029	225	206
4.000% due 12/15/2030	200	182
4.000% due 12/15/2031	210	188
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.850% due 05/01/2038	500	483

		2,481

GEORGIA 0.4%
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	300	304

IDAHO 0.5%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	500	361

ILLINOIS 9.8%
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	1,000	1,042
Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,024
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	2,000	2,053
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	850	906
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,000	1,001
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2034	1,180	1,001

		7,027

INDIANA 0.7%
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	487

IOWA 1.0%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	500	467

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2023 (Unaudited)

Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	223

		690

KENTUCKY 1.6%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,170	1,148

LOUISIANA 0.9%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	650	638

MICHIGAN 7.6%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	325	350
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	500	353
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.291% (TSFR3M) due 07/01/2032 ~	1,000	929
Michigan Finance Authority Revenue Notes, Series 2014 4.000% due 10/01/2024	2,000	1,978
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028 (a)	1,000	1,029
5.000% due 12/01/2031 (a)	750	777

		5,416

NEVADA 2.2%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	480	421
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.125% due 06/01/2058	1,250	1,015
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	1,000	109

		1,545

NEW HAMPSHIRE 0.4%
New Hampshire Business Finance Authority Revenue Notes, Series 2021 4.000% due 01/01/2030	280	260

NEW JERSEY 5.9%
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2026	250	256
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	1,000	1,009
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	1,000	973
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	500	517
5.000% due 06/01/2033	1,000	1,033
5.000% due 06/01/2046	465	433

		4,221

NEW MEXICO 0.6%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	500	412

NEW YORK 8.4%
New York City Water & Sewer System, New York Revenue Bonds, Series 2012 4.100% due 06/15/2046	2,000	2,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048 (a)	200	210
5.250% due 06/15/2053 (a)	200	209
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	927
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	500	507
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	933
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	2,000	187
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2033	1,000	1,026

		5,999

OHIO 5.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,500	1,269

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2023 (Unaudited)

5.000% due 06/01/2034	1,000	1,053
5.000% due 06/01/2055	885	764
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	750	632

		3,718

OREGON 0.5%
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2038 (b)	750	358

PENNSYLVANIA 1.3%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	495	470
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	500	499

		969

PUERTO RICO 13.9%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	955	496
0.000% due 11/01/2051	5,437	2,534
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	500	296
4.000% due 07/01/2041	850	686
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	1,348	1,092
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.227% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	949
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (c)	1,924	1,196
5.000% due 07/01/2062	94	90
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (b)	61	39
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (b)	11,000	2,052
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	500	461

		9,891

RHODE ISLAND 3.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	992
5.000% due 06/01/2050	1,250	1,171

		2,163

SOUTH CAROLINA 0.2%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2023 7.500% due 11/15/2053	150	144

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2024	200	201

TEXAS 5.8%
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	200	194
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (b)	1,000	470
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	241
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	500	433
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.250% due 01/01/2042	250	182
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,000
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	500	337
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% (US0003M) due 12/15/2026 ~	500	485
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048 (a)	500	507
5.000% due 10/15/2058 (a)	300	309

		4,158

VIRGINIA 0.9%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	710	649

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2023 (Unaudited)

WASHINGTON 0.8%
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	600	553

WISCONSIN 0.8%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (b)	1,960	86
4.500% due 06/01/2056	225	152
6.500% due 09/01/2036	27	23
Public Finance Authority, Wisconsin Revenue Notes, Series 2023 0.000% due 09/01/2029 (b)	500	315

		576

Total Municipal Bonds & Notes (Cost $72,236)		70,301

U.S. GOVERNMENT AGENCIES 2.1%
Freddie Mac
2.990% due 04/25/2043 ~	200	153
3.850% due 07/01/2039	498	432
4.370% due 03/01/2040	500	452
4.900% due 02/01/2040	500	478

Total U.S. Government Agencies (Cost $1,579)		1,515

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Freddie Mac 4.140% due 01/25/2040	499	438

Total Non-Agency Mortgage-Backed Securities (Cost $468)		438

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.4%		266

Total Short-Term Instruments (Cost $266)		266

Total Investments in Securities (Cost $75,444)		73,390

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	31,604	307

Total Short-Term Instruments (Cost $307)		307

Total Investments in Affiliates (Cost $307)		307

Total Investments 103.4% (Cost $75,751)		$73,697
Other Assets and Liabilities, net (3.4)%		(2,394)

Net Assets 100.0%		$71,303

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	«						Security valued using significant unobservable inputs (Level 3).
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	08/03/2022	$906	$769	1.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$266	U.S. Treasury Notes 5.000% due 08/31/2025	$(271)	$266	$266

Total Repurchase Agreements						$(271)	$266	$266

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
	Banking & Finance			$0	$0	$197	$197
	Industrials			0	673	0	673
Municipal Bonds & Notes
	Alabama			0	1,307	0	1,307
	Arizona			0	256	0	256
	Arkansas			0	372	0	372
	California			0	9,119	0	9,119
	Colorado			0	3,360	0	3,360
	Connecticut			0	116	0	116
	Delaware			0	1,402	0	1,402
	Florida			0	2,481	0	2,481
	Georgia			0	304	0	304
	Idaho			0	361	0	361
	Illinois			0	7,027	0	7,027
	Indiana			0	487	0	487
	Iowa			0	690	0	690
	Kentucky			0	1,148	0	1,148
	Louisiana			0	638	0	638
	Michigan			0	5,416	0	5,416
	Nevada			0	1,545	0	1,545
	New Hampshire			0	260	0	260
	New Jersey			0	4,221	0	4,221
	New Mexico			0	412	0	412
	New York			0	5,999	0	5,999
	Ohio			0	3,718	0	3,718
	Oregon			0	358	0	358
	Pennsylvania			0	969	0	969
	Puerto Rico			0	9,891	0	9,891
	Rhode Island			0	2,163	0	2,163
	South Carolina			0	144	0	144
	Tennessee			0	201	0	201
	Texas			0	4,158	0	4,158
	Virginia			0	649	0	649
	Washington			0	553	0	553
	Wisconsin			0	576	0	576

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2023 (Unaudited)

U.S. Government Agencies	0	1,515	0	1,515
Non-Agency Mortgage-Backed Securities	0	438	0	438
Short-Term Instruments
Repurchase Agreements	0	266	0	266

	$0	$73,193	$197	$73,390
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$307	$0	$0	$307

Total Investments	$307	$73,193	$197	$73,697

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, a Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that a Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust's and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Notes to Financial Statements (Cont.)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Sources. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of September 30, 2023, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios' transactions in and earnings from these affiliated funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Fixed Income SHares: Series C	$46,687	$263,893	$(247,600)	$35	$(11)	$63,004	$2,793	$0
PIMCO Fixed Income SHares: Series LD	2,828	42,446	(32,000)	(3)	(2)	13,269	346	0
PIMCO Fixed Income SHares: Series M	86,348	180,382	(189,600)	67	(16)	77,181	3,682	0
PIMCO Fixed Income SHares: Series TE	662	21,642	(22,000)	3	0	307	142	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOA	Bank of America N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services LLC	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty
COP	Colombian Peso	JPY	Japanese Yen	TWD	Taiwanese Dollar
DKK	Danish Krone	KRW	South Korean Won	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand
GBP	British Pound	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	FRCPXTOB	France Consumer Price ex-Tobacco Index	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CPTFEMU	Eurozone HICP ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BAM	Build America Mutual Assurance	Q-SBLF	Qualified School Bond Loan Fund
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	oz.	Ounce
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"